As filed with the Securities and Exchange Commission on January 27, 2023
Securities Act Registration No. 333-133691
Investment Company Act Registration No. 811-21897

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	131	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	134	[X]

MANAGER DIRECTED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (414) 516-3087

Scott M. Ostrowski, President Manager Directed Portfolios c/o U.S. Bank Global Fund Services 777 East Wisconsin Avenue, 5th Floor Milwaukee, WI 53202 (Name and Address of Agent for Service)	Copies to: Ellen Drought, Esq. Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202 (414) 273-3500

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on January 31, 2023 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Sphere 500 Climate Fund
(Trading Symbol: SPFFX)

PROSPECTUS
January 31, 2023

Telephone: 1-844-2SPHERE
www.oursphere.org/fund

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY SECTION
Investment Objective
The Sphere 500 Climate Fund (the “Fund”) seeks to track the performance, before fees and expenses, of the Sphere 500 Fossil Free IndexTM (the “Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.07%
Distribution (12b-1) and/or Service Fees	None
Other Expenses(1)	0.05%
Total Annual Fund Operating Expenses(1)	0.12%
(1) Total Annual Fund Operating Expenses do not correlate to the Fund’s ratio of operating expenses to average net assets in the Fund’s Financial Highlights because “Other Expenses” reflects estimated shareholder servicing fees and expenses paid under the Shareholder Servicing Plan adopted by the Board of 0.05% for the current fiscal year.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$12	$39	$68	$154
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period October 4, 2021 (commencement of operations) through September 30, 2022, the portfolio turnover rate for the Fund was 14% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is designed to reflect the performance of large companies listed on U.S. exchanges while excluding fossil fuel, utility and other companies with material climate-related risks. More information about the Index can be found at www.bitadata.com/pages/SPFFXI.

The Index
The Index is constructed beginning with the largest 500 U.S. companies that trade on regulated U.S. exchanges by market capitalization. As of December 31, 2022, the market capitalization of companies in the Index ranged from approximately $10.2 billion to $2.1 trillion. The index administrator, BITA GmbH (the “Index Administrator”), then eliminates companies from this investable universe using data obtained from As You Sow, an unaffiliated non-profit organization that promotes environmental responsibility through shareholder advocacy. As You Sow eliminates companies from the Index based on their risk profile of being exposed to the fossil fuel industry or other exclusionary screens.
On a periodic basis, As You Sow publishes the current uninvestable lists, which are principally comprised of companies that contribute to climate change through fossil fuel activities. As You Sow designates a company as an uninvestable fossil fuel company if the company is engaged in producing, distributing, or refining fossil fuels; holding reserves of fossil fuels; is a utility that is primarily fossil fuel-powered, or is a producer of equipment for any of the above (i.e., companies that engage in oil, gas, or coal production, and downstream activities). The Index also excludes other uninvestable companies as determined from time to time by As You Sow.
If a company is included in As You Sow’s uninvestable list, that company is not eligible for inclusion in the Index. The Index Administrator then re-weights the remaining companies on a free-float market capitalization basis. A company’s free float-adjusted market capitalization is calculated by multiplying the number of shares readily available in the market by the price of such shares.
The Index is typically composed of approximately 400-450 companies and is rebalanced and reconstituted quarterly as of close on the third Friday of March, June, September, and December, based on data as of the close of business on the Friday of such reconstitution month. As of December 31, 2022 the Index was composed of 413 companies.
The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index in weightings that approximate the relative composition of the Index. By investing in component securities of the Index, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by companies that do not (1) derive any revenue from the sale of fossil fuels, (2) hold fossil fuel related assets or reserves, (3) use fossil fuels for power generation, or (4) produce fossil fuel-related equipment. By excluding companies that engage in these fossil fuel activities, the Index, and therefore the Fund, are not exposed to companies with material climate change risk. The Fund may invest in companies that use fossil fuel as part of their business or have used fossil fuels in the past.
Reflection Asset Management, LLC (the “Adviser”), serves as the investment adviser for the Fund and is responsible for trading on behalf of the Fund in line with the Index. Consistent with the Index, the Adviser rebalances the Fund quarterly. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all the component securities of the Index in approximately the same weightings as in the Index. This is referred to as a passive or indexing approach to investing.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the fiscal period ended September 30, 2022, the Index was not concentrated in any industry or group of industries; however, the Index, and therefore the Fund, had significant exposure to the information technology sector. As of the fiscal period September 30, 2022, the Fund had invested 25.5% of its net assets in the information technology sector.
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Climate-Focused Investing
By investing in the Index, the Fund will invest in companies that do not contribute to climate change in a material way through their fossil fuel activities. According to the U.S. Energy Information Administration, in 2020, 73% of greenhouse gas emissions came from burning fossil fuels. The Fund also seeks to vote proxies in a climate-focused way, such as voting for proposals to reduce or eliminate greenhouse gas emissions, using voting guidelines from As You Vote, an affiliate of As You Sow.
Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:
•Climate Investing Considerations Risk. Considerations related to climate risk, such as environmental criteria (e.g., fossil fuel screens), applied to the Index’s construction may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. For example, the Index may exclude certain securities due to climate-focused considerations when other investment considerations would suggest that investing in such securities would be advantageous. The Fund may also underperform funds that invest in the energy and utilities sectors, particularly in times of rising oil, gas and energy prices.
•General Market Risk; Recent Market Events. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. While U.S. and global economies are recovering from the effects of COVID-19, labor shortages and the inability to meet consumer demand have restricted growth. Uncertainties regarding the level of central banks’ interest rate increases, political events, the Russia-Ukraine conflict, trade tensions and the possibility of a national or global recession have also contributed to market volatility.
Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.
•Small Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund's liquidation may not be favorable.
•Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
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•Large-Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
•Index Calculation Risk. There is no assurance that the Index Administrator will compile the Index accurately or that the Index will be reconstituted, rebalanced, calculated or disseminated accurately. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Administrator, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
•Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
•Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
•Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data published by independent third parties (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been
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excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.
•Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
•Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Performance
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing the performance of the Fund since inception and by showing changes in how the Fund’s average annual returns for the one year and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is also available on the Fund’s website at www.oursphere.org/fund.
Calendar Year Total Return as of December 31
During the period of time shown in the bar chart, the highest return for a calendar quarter was 5.40% for the quarter ended December 31, 2022, and the lowest return for a calendar quarter was -15.97% for the quarter ended June 30, 2022.
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Average Annual Total Returns
(For the Periods Ended December 31, 2022)

	1 Year	Since Inception (October 4, 2021)
Sphere 500 Climate Fund*
Return Before Taxes	-20.02%	-10.39%
Return After Taxes on Distributions	-20.16%	-10.53%
Return After Taxes on Distributions and Sale of Fund Shares	-11.76%	-7.89%
Sphere 500 Fossil Free Index	-23.01%	-14.35%
S&P 500 Index	-18.11%	-7.27%
* Effective November 14, 2022, the Fund changed its name from the Sphere 500 Fossil Free Fund to the Sphere 500 Climate Fund.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Management of the Fund
Investment Adviser
Reflection Asset Management, LLC serves as investment adviser to the Fund.
Portfolio Manager
Jason Britton, Chief Executive Officer and Portfolio Manager of the Adviser, is responsible for the day-to-day management of the Fund’s portfolio and has served as portfolio manager since the Fund’s inception in October 2021.
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail to: Sphere 500 Climate Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701, by telephone at 1-844-2SPHERE, by wire transfer or through a financial intermediary. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the intermediary directly. There is no minimum initial investment in the Fund and additional investments may be made in any amount.
Tax Information
The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred or other tax-advantaged arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.
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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Adviser, and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
ADDITIONAL INFORMATION ABOUT THE FUND
Additional Information about the Fund’s Investment Objective and Strategy. The Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon Board approval and 60 days’ written notice to shareholders. However, the Fund will not make any change in its 80% investment policy regarding the exclusion of fossil fuel companies without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the fiscal period ended September 30, 2022, the Index was not concentrated in any industry or group of industries; however, the Index, and therefore the Fund, had significant exposure to the information technology sector. The Fund may invest in companies that use fossil fuel as part of their business or have used fossil fuels in the past.
Index/Trademark Licenses/Disclaimers
The Index is calculated, administered and disseminated by BITA GmbH, which is a Germany-based financial technology company and Index Administrator. Neither the Adviser, the Fund’s sponsor (Our Sphere, Inc.™ (“Sphere” or the “Fund Sponsor”), nor any of their affiliates has any rights to influence the selection of the securities in the Index. The Index Administrator is not affiliated with the Trust, the Adviser, Sphere, or the Distributor.
The Index is owned by Sphere, and is calculated, administered, and disseminated by the Index Administrator via license. The Adviser licenses use of the Index from Sphere. Sphere licenses use of the data from As You Sow. Sphere is a registered Delaware Public Benefit Corporation whose mission is to educate the public about climate change. More information about Sphere is included in the “Fund Sponsor” section below. The Adviser has a minority economic ownership interest in the Fund Sponsor.
Additional Principal Risk Information
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund. The following principal risks are applicable to investments in the Fund:
•Climate Investing Considerations Risk. Considerations related to climate risk, such as environmental criteria (e.g., fossil fuel screens), applied to the Index’s construction may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. For example, the Index may exclude certain securities due to climate-focused considerations when other investment considerations would suggest that investing in such securities would be advantageous. The Fund may also underperform funds that invest in the energy and utilities sectors, particularly in times of rising oil, gas and energy prices.

•General Market Risk; Recent Market Events. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, the war between Russia and Ukraine and the impact of COVID-19. While U.S. and global economies are recovering from the effects of COVID-19, labor shortages and the inability to meet consumer demand have restricted growth. Uncertainties regarding the level of central banks’ interest rate increases, political events, the Russia-Ukraine conflict, trade tensions and the possibility of a national or global recession have also contributed to market volatility.
Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. In particular, a rise in protectionist trade policies, slowing global economic growth, risks associated with epidemic and pandemic diseases, risks surrounding the uncertainty of the UK’s economy, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
•Small Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund's liquidation may not be favorable. In addition, should the Fund not grow to an economically viable size, it may experience greater tracking error to the Index than it otherwise would at higher asset levels.
•Common Stock Risk. As with all equity securities, common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and investor perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.
•Large-Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and medium-sized companies.
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•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
•Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. Other than in response to a trigger if set forth in the Fund’s applicable Index methodology, the Fund invests in securities included in, or representative of securities included in the Index regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.
•Index Calculation Risk. There is no assurance that the Index Administrator will compile the Index accurately or that the Index will be reconstituted, rebalanced, calculated or disseminated accurately. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Administrator, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
•Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
•Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not
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require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted.
•Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on proprietary Third Party Data. When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.
•Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may vary somewhat for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The use of sampling techniques may affect the Fund’s ability to achieve close correlation with the Index. The Fund may use a representative sampling strategy to achieve its investment objective, if the Adviser believes it is in the best interest of the Fund, which generally can be expected to produce a greater non-correlation risk.
•Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Portfolio Holdings Information
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI. Disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in other regulatory filings. The annual and semi-annual reports to Fund shareholders are available free of charge by contacting the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701 or calling 1-844-2SPHERE.
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MANAGEMENT
The Board supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.
Investment Adviser
Reflection Asset Management, LLC, a South Carolina limited liability company organized in 2019, serves as the investment adviser to the Fund as well as other advisory clients, including another registered investment company. The Adviser’s principal place of business is 1000 Palm Boulevard, Isle of Palms, South Carolina 29451. The Adviser has overall responsibility for the general management and administration of the Fund. The Adviser, subject to the general oversight of the Board, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations and overseeing investment activities. The Adviser also furnishes the Fund with office space and certain administrative services and provides personnel needed to fulfill its obligations under the investment advisory agreement. For its services to the Fund, under the Investment Advisory Agreement between the Adviser and the Trust on behalf of the Fund (the “Investment Advisory Agreement”), the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.07% of the Fund’s average daily net assets. As of September 30, 2022, the Adviser had approximately $62 million in assets under management.
The Adviser has agreed to pay all expenses of the Fund, except for: the unified management fee payable to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses, and shareholder service fees and expenses pursuant to the Shareholder Servicing Plan (collectively, “Excluded Expenses”). Under the Licensing Agreement with Sphere, Sphere has agreed to reimburse the Adviser for the Fund’s operating expenses until such time as the Fund becomes profitable.
The basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the Fund’s semi-annual report to shareholders for the fiscal period ended March 31, 2022.
Portfolio Manager
Jason T. Britton, Chief Executive Officer and Founder of the Adviser, serves as the Portfolio Manager of the Fund. Mr. Britton also serves as a portfolio manager of an exchange-traded fund offered in a separate investment company. Mr. Britton has served as the CEO and head portfolio manager of the Adviser since its inception in 2019. From 2016 to 2019, Mr. Britton served as a consulting portfolio manager for two different SEC registered investment advisers: Sciens Capital Management and AlphaOne Capital. From 2009 to 2016, Mr. Britton served as Managing Director and Head Portfolio Manager for thematic/ESG equities for U.S. Trust, a division of Bank of America. Additionally, Mr. Britton is a Professor of Impact Investing in the business school of the College of Charleston. Mr. Britton received his B.S. in Business from Georgetown University and holds an MBA from the Yale School of Management.
The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed, and ownership of the Fund.
Fund Sponsor
The Fund Sponsor has licensed the Index to the Adviser and has entered a services agreement with the Adviser, pursuant to which the Fund Sponsor agrees to (i) provide marketing support for the Fund; (ii) assist with the development of and provide other support to the Fund; and (iii) assume the obligation of
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the Adviser to pay all expenses of the Fund, except Excluded Expenses. Once the Fund becomes profitable, the Adviser will compensate Sphere from a portion of its unified management fee. The Fund Sponsor also supports the Fund as the Fund Sponsor conducts its campaign to raise awareness around climate change. As noted above, the Adviser has a minority economic ownership interest in the Fund Sponsor. The Fund Sponsor does not act as an investment adviser or otherwise provide investment advice to the Fund.
DISTRIBUTION AND SERVICING OF FUND SHARES
Distributor
The Trust has entered into a Distribution Agreement with Vigilant Distributors, LLC (the “Distributor”), located at Gateway Corporate Center Suite 216, 223 Wilmington West Chester Pike, Chadds Ford, PA 19317, pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of Fund shares. The offering of Fund shares is continuous, and the Distributor distributes Fund shares on a best efforts basis. The Distributor is not obligated to sell any certain number of shares of the Fund. The Distributor is a registered broker-dealer and member of FINRA.
Shareholder Servicing Plan
The Fund has adopted a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) that allows the Fund to make payments to financial intermediaries and other service providers for shareholders in return for shareholder servicing and maintenance of shareholder accounts. These shareholder servicing and maintenance fees may not exceed 0.10% per year of the Fund’s average daily net assets and may not be used to pay for any services in connection with the distribution and sale of the Fund. Fees and expenses related to shareholder servicing are reflected in the Fund’s Annual Fund Operating Expenses table within the “Other Expenses” line item.
Payments to Financial Intermediaries
The Adviser, out of its own resources and legitimate profits and without additional cost to the Fund or its shareholders, may provide cash payments to certain intermediaries, sometimes referred to as revenue sharing, for distribution and shareholder services. The Adviser may make revenue sharing payments to intermediaries for shareholder services or distribution-related services, such as: marketing support; access to third party platforms; access to sales meetings, sales representatives and management representatives of the intermediary; and inclusion of the Fund on a sales list, including a preferred or select sales list, and in other sales programs. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold. From time to time, and in accordance with applicable rules and regulations, the Adviser may also provide non-cash compensation to representatives of various intermediaries who sell Fund shares or provide services to Fund shareholders. These payments may create a conflict of interest by influencing the representative to recommend the Fund over another investment. Amounts paid by the Adviser to shareholder services are in addition to or in lieu of amounts paid by the Fund under the Shareholder Servicing Plan.
SHAREHOLDER INFORMATION
Pricing of Shares
The price of the Fund’s shares is based on its NAV. The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) (generally 4:00 p.m. Eastern Time) (“Market Close”) on each day that the Exchange is open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund. The price at which a
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purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”), and under no circumstances will any order be accepted for purchase or redemption after the NAV calculation. Shares will only be priced on Business Days. In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Any order received after the close of trading on the Exchange will be processed at the NAV as determined as of the close of trading on the next day the Exchange is open.
The Fund values its assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Equity securities held by the Fund which are listed on a national securities exchange, except those traded on the NASDAQ Stock Market, Inc. (“NASDAQ”), and for which market quotations are available, are valued at the last quoted sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price.
Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. The Board has appointed the Adviser as its designee (the “Valuation Designee”) for all fair value determinations and responsibilities for the Fund. Assets and securities for which market quotations are not readily available are valued in good faith in accordance with the Valuation Designee’s procedures.
When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Valuation Designee’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Purchase of Shares
The Fund’s shares are offered on a continuous basis and are sold without any sales charges. There is no minimum initial investment in the Fund and additional investments may be made in any amount. The Fund does not charge any sales loads, deferred sales loads, or 12b-1 fees, in connection with the purchase of shares. You may purchase shares as specified below.
Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.
By Mail: You may purchase shares by sending a check in U.S. dollars drawn on a U.S. bank payable to the Sphere 500 Climate Fund, indicating the name of the Fund and the dollar amount to be purchased, along with a completed application. If a subsequent investment is being made, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement received from the Transfer Agent. If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check. The Fund will not accept payment in cash or money orders. The Fund does not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.
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Send the check and account application to:
Regular mail:
Sphere 500 Climate Fund
c/o U.S. Bank Global Fund Services
P. O. Box 701
Milwaukee, WI 53201-0701
Overnight mail:
Sphere 500 Climate Fund
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders does not constitute receipt by the Transfer Agent. Receipt of purchase orders is based on when the order is received at the Transfer Agent’s offices.
Purchase orders must be received prior to Market Close (generally, 4:00 p.m. Eastern Time) to be eligible for same day pricing.
By Wire: If you are making your first investment in the Fund by wire, before you wire funds the Transfer Agent must have a completed account application. You may mail or deliver overnight your account application to the Transfer Agent at the addresses provided under “By Mail” above. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the Fund, the account number, and your name so that monies can be correctly applied.
Before sending funds for initial or subsequent investment by wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Wired funds must be received prior to Market Close (generally, 4:00 p.m. Eastern Time) to be eligible for same day pricing. The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions. Your bank should transmit funds by wire to:

Wire to:	U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Sphere 500 Climate Fund
(Shareholder Name/Account Registration
(Shareholder Account Number)
By Telephone: Investors may purchase additional shares of the Fund by calling 1-844-2SPHERE. If you did not decline this option on your account application, and your account has been open for at least 7 business days, telephone orders in any amount will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking
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information established on your account prior to making a purchase. If your order is received prior to Market Close (generally, 4:00 p.m. Eastern Time), your shares will be purchased at the NAV calculated on the day your order is placed.
Purchase orders by telephone must be received by or prior to Market Close (generally, 4:00 p.m. Eastern Time). During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.
Automatic Investment Plan: For your convenience, the Fund offers an Automatic Investment Plan (“AIP”). Under the AIP, after your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest on a monthly basis. In order to participate in the AIP, your bank must be a member of the ACH network. If you wish to enroll in the AIP, complete the appropriate section in the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date. A fee will be charged if your bank does not honor the AIP draft for any reason.
Additional Information Regarding Purchases: Purchase orders received by the Transfer Agent in good order before Market Close will be priced at the NAV that is determined as of Market Close. “Good order” means your purchase request includes: (1) the name of the Fund, (2) the number of shares or dollar amount to be purchased, (3) the account number, and (4) a check payable to “Sphere 500 Climate Fund”. Purchase orders received in good order after Market Close will be priced as of the close of regular trading on the following Business Day. Purchase requests not in good order may be rejected.
Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any check or other method of payment that is returned. The Fund reserves the right to reject any application. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to suspend the offering of shares.
Redemption of Shares
You may sell (redeem) your shares on any Business Day. Redemptions are effected at the NAV next determined after the Transfer Agent or authorized financial intermediary has received your redemption request. The Fund’s name, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration should accompany any redemption requests. You may elect to have redemption proceeds paid by check, by wire or by electronic funds transfer via ACH. Proceeds will be sent to the address or bank account on record. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. If you purchased your shares through a financial intermediary (as discussed under “Purchasing and Selling Shares Through a Financial Intermediary,” below) you should contact the financial intermediary for information relating to redemptions.
The Fund typically expects to pay redemption proceeds on the next Business Day after the redemption request is received in good order and prior to Market Close (generally, 4:00 p.m. Eastern Time), regardless of whether the redemption proceeds are sent via check, wire, or ACH transfer. If the Fund has sold securities to generate cash to meet your redemption request, the redemption proceeds may be postponed until the first Business Day after the Fund receives the sales proceeds. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. The Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings if consistent
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with the management of the Fund. The Fund reserves the right to redeem in-kind as described under “In-Kind Redemptions,” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. If shares to be redeemed represent a recent investment made by check or ACH transfer, the Fund reserves the right to not make the redemption proceeds available until it has reasonable grounds to believe that the check or ACH transfer has been collected (which may take up to 10 calendar days). Shareholders can avoid this delay by utilizing the wire purchase option.
By Mail: If you redeem your shares by mail, you must submit written instructions which indicate the Fund’s name, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration along with a signature guarantee, if applicable. Your redemption request should be sent to:
Regular mail:
Sphere 500 Climate Fund
c/o U.S. Bank Global Fund Services
P. O. Box 701
Milwaukee, WI 53201-0701
Overnight mail:
Sphere 500 Climate Fund
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of redemption requests does not constitute receipt by the Transfer Agent. Receipt of redemption requests is based on when the order is received at the Transfer Agent’s offices. Redemption requests must be received prior to Market Close (generally, 4:00 p.m. Eastern Time) to be eligible for same day pricing.
By Wire: Wires are subject to a $15 fee paid by you, but you do not incur any charge when proceeds are sent via the ACH system.
By Telephone: If you prefer to redeem your shares by telephone and you did not decline telephone options on your account application, you may then initiate a redemption of shares up to the amount of $50,000 by calling the Transfer Agent at 1-844-2SPHERE. Adding telephone options to an existing account may require a signature guarantee or other acceptable form of authentication from a financial institution source.
Investors may have a check sent to the address of record, may wire proceeds to a shareholder’s bank account of record, or proceeds may be sent via electronic funds transfer through the ACH network, also to the bank account of record.
Redemption requests by telephone must be received by or before the close of regular trading on the Exchange on any Business Day. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above. Once a telephone transaction has been accepted, it may not be canceled or modified after Market Close (generally, 4:00 p.m. Eastern Time).
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Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.
Systematic Redemption Plan: You may specify a dollar amount ($100 minimum) to be withdrawn quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. The Fund will send a check to your address of record or will send the payment via electronic funds transfer through the ACH network directly to your bank account. You may cancel or change your plan at least five days prior to the next scheduled withdrawal or redeem all your shares at any time. The Fund will continue withdrawals until your shares are gone or until the Fund or you cancel the plan. IRA accounts establishing a Systematic Redemption Plan to satisfy a Required Minimum Distribution are exempt from the minimum withdrawal amount and minimum account size requirements.
In-Kind Redemptions: The Fund reserves the right to honor redemption requests by making payment in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption-in-kind”) and may do so in the form of pro-rata slices of the Fund’s portfolio, individual securities or a representative basket of securities. Redemptions in-kind are taxable in the same manner to a redeeming shareholder as redemptions paid in cash for federal income tax purposes. Securities redeemed in-kind will be subject to market risk until they are sold. In addition, the sale of securities received in-kind may be subject to brokerage fees, and may give rise to taxable gains or losses.
Retirement Accounts: Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Shares held in IRA and other retirement accounts may be redeemed by telephone at 1-844-2SPHERE. You will be asked whether or not to withhold taxes from any distribution.
Signature Guarantees: A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:
•If ownership is being changed on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption is received by the Transfer Agent and the account address has been changed within the last 30 calendar days; or
•For all redemptions in excess of $50,000 from any shareholder account.
The Fund may waive any of the above requirements in certain instances. In addition to the situations described above, the Fund and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program
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and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.
Purchasing and Redeeming Shares Through a Financial Intermediary
You may purchase and redeem shares of the Fund through certain financial intermediaries (and their agents) that have made arrangements with the Fund to sell their shares and receive purchase and redemption orders on behalf of the Fund. When you place your purchase or redemption order with such a financial intermediary, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next NAV calculated by the Fund. Financial intermediaries may be authorized by the Distributor, to designate other financial intermediaries to accept orders on the Fund’s behalf. An order is deemed to be received when the Fund, a financial intermediary or, if applicable, a financial intermediary’s authorized designee accepts the order. The financial intermediary holds your shares in an omnibus account in the financial intermediary’s name, and the financial intermediary maintains your individual ownership records. Your financial intermediary may charge you a fee for handling your purchase and redemption orders. The financial intermediary is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.
Financial intermediaries, such as banks, custodians, investment advisers and broker-dealers, hold shares of the Funds for their clients through omnibus or networked accounts. The Fund, and/or the Distributor, on behalf of the Fund, may enter into agreements with financial intermediaries that provide recordkeeping, transaction processing and other administrative services for customers who own Fund shares. The Fund, the Adviser, and the Fund Sponsor, or their affiliates, may pay financial intermediaries for such services. The fee charged by financial intermediaries may be based on the number of accounts or may be a percentage of the average value of accounts for which the financial intermediary provides services.
Frequent Purchases and Redemptions
The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements (market timing). “Market timing” generally refers to frequent or excessive trades into or out of a mutual fund in an effort to anticipate changes in market prices of its investment portfolio. Frequent purchases and redemptions of Fund shares can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading can: (i) force the Fund’s portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (some small-cap stocks, for example) or are traded primarily in markets outside of the U.S. Frequent traders using arbitrage strategies can dilute the Fund’s NAV for long-term shareholders.
If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Fund.
The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The policy is intended to discourage excessive trading in the Fund’s shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading. The Fund reserves the right to reject any purchase request order at any time and for any reason, without prior written notice. The Fund may, in certain circumstances, reverse a transaction determined to be abusive.
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The Fund will generally monitor trading activity within a 90 day period. The Fund may consider trading activity over a longer period than 90 days and may take into account market conditions, the number of trades, and the amount of the trades in making such determinations. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. In applying these policies, the Fund considers the information available at the time and may consider trading activity in multiple accounts under common ownership, control, or influence.
When excessive or short-term trading is detected, the party involved may be banned from future trading in the Fund. Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity. The Fund will seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders.
There is no guarantee that the Fund or its agents will be able to detect market timing or abusive trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.
In order for a financial intermediary to purchase shares of the Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person.
The Fund’s policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders to the extent practicable. Some intermediaries, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Fund. Because the Fund receives these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the Fund is substantially limited in its ability to identify or deter excessive traders or other abusive traders. The Fund will use its best efforts to obtain the cooperation of intermediaries to identify excessive traders and to prevent or limit abusive trading activity to the extent practicable. Nonetheless, the Fund’s ability to identify and deter frequent purchases and redemptions of Fund shares through omnibus accounts is limited. The Fund’s success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Fund. In some cases, the Fund may rely on the excessive trading policies of the financial intermediaries in lieu of applying the Fund’s policies when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund. If a financial intermediary fails to enforce the Fund’s policies with respect to market timing and other abusive trading activity, the Fund may take other actions, including terminating its relationship with such financial intermediary.
Other Fund Policies
Customer Identification Program: In compliance with the USA PATRIOT Act, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing only a P.O. Box will not be accepted. If you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you will be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account. Additional information may be required in certain circumstances. Applications without such information may not be accepted. To the extent permitted by applicable law, the Fund reserves the right to: (i) place
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limits on transactions in an investor’s account until the investor’s identity is verified; (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified.
Householding: You may occasionally receive proxy statements and other regulatory documents for the Fund. In an effort to decrease costs and to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same address. If you would like to discontinue householding for your accounts please call, toll-free, 1-844-2SPHERE to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
Lost Shareholders: It is important that the Fund maintains a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Shareholders with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information.
Distributions
Distributions from the Fund’s net investment income, if any, are declared and paid annually. Any net capital gain realized by the Fund also will be distributed annually.
Distributions are payable to shareholders as of the record date (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions will be reinvested in additional Fund shares, unless you choose one of the following options: (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash. The Fund’s distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal, state and local income tax.
If you wish to change your distribution option, write to or call the Transfer Agent in advance of the payment date of the distribution. However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Transfer Agent has received the request.
If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions.
Federal Income Taxes
Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or the tax consequences to you of investing in the Fund.
Distributions of the Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain and net gain from foreign currency transactions), if any, are
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generally taxable to the Fund’s shareholders as ordinary income. Although the Fund expects that most or all of its distributions of investment company taxable income will be taxed at the federal income tax rates applicable to ordinary income, for a non-corporate shareholder, to the extent that the Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income (generally, dividends received by the Fund from U.S. corporations, corporations incorporated in a possession of the U.S., and certain foreign corporations that are eligible for the benefits of a comprehensive tax treaty with the U.S.), such income may be subject to tax at the reduced federal income tax rates applicable to long-term capital gain, if certain holding period requirements have been satisfied by the shareholder. For a corporate shareholder, a portion of the Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for the deduction and the corporate shareholder meets certain holding period requirements with respect to its shares. To the extent that the Fund’s distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and generally cannot be offset by a shareholder’s capital losses from other investments.
Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with its correct Taxpayer Identification Number and certain certifications or the Fund receives notification from the Internal Revenue Service (“IRS”) requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds at a rate set under Section 3406 of the Internal Revenue Code of 1986, as amended, for United States residents.
Distributions of the Fund’s net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable to the Fund’s shareholders as long-term capital gain regardless of the length of time that a shareholder has owned Fund shares. Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referenced above.
You will be taxed in the same manner whether you receive your distributions (of investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.
In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) the taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.
Shareholders that sell or redeem shares generally will have a capital gain or loss from the sale or redemption. The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale or redemption (including in-kind redemptions) and how long the shares were held by a shareholder. Gain or loss realized upon a sale or redemption of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and, if held for one year or less, as short-term capital gain or loss. Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. If you purchase Fund shares (through reinvestment of distributions or
21

otherwise) within 30 days before or after selling or redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.
Some foreign governments levy withholding taxes against dividends and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities.
The Fund is required to report to certain shareholders and the IRS the adjusted cost basis of Fund shares acquired on or after January 1, 2012 when those shareholders subsequently sell or redeem those shares. The Fund will determine adjusted cost basis using the average cost method unless you elect in writing any alternate IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.
The federal income tax status of all distributions made by the Fund for the preceding year will be annually reported to shareholders. Distributions made by the Fund may also be subject to state and local taxes. Additional tax information may be found in the SAI.
This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.
22

FINANCIAL HIGHLIGHTS
The following financial highlights table is intended to help you understand the financial performance of the Fund for the fiscal period shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming investment of all dividends and other distributions). Information in the table has been audited by BBD, LLP, the independent registered public accounting firm of the Fund, whose report, along with the Fund’s financial statements, is included in the Fund’s 2022 annual report to shareholders, which is available, without charge, upon request.

SPHERE 500 CLIMATE FUND[t]
For a capital share outstanding throughout the period
	October 4, 2021 through September 30, 2022*
Net Asset Value – Beginning of Period	$20.00

Income from Investment Operations:
Net investment income[1]	0.22
Net realized and unrealized loss on investments	(3.66)
Total from investment operations	(3.44)

Less Distributions:
From net investment income	(0.01)
From net realized gain on investment	—
Total distributions	(0.01)

Net Asset Value – End of Period	$16.55

Total Return	(17.20)%	^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$1,444
Ratio of operating expenses to average net assets:	0.11%	+
Ratio of net investment income to average net assets:	1.15%	+
Portfolio turnover rate	14%	^
*    Commencement of operations for the Fund was October 4, 2021
+    Annualized
^    Not Annualized
1    The net investment income per share was calculated using the average shares outstanding method.
t    Effective November 14, 2022, the Fund changed its name from the Sphere 500 Fossil Free Fund to the Sphere 500 Climate Fund.

PRIVACY NOTICE - SPHERE 500 CLIMATE FUND

Notice of Privacy Policy & Practices

Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

We collect non-public personal information about you from the following sources:
•information we receive about you on applications or other forms;
•information you give us orally; and
•information about your transactions with us or others.

The types of non-public personal information we collect and share can include:
•social security number;
•account balances;
•account transactions;
•transaction history;
•wire transfer instructions; and
•checking account information.

What Information We Disclose

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-844-2SPHERE.

Effective January 1, 2023

24

Investment Adviser
Reflection Asset Management, LLC
1000 Palm Boulevard
Isle of Palms, South Carolina 29451

Index Administrator
BITA GmbH
Karlstrasse 12
Frankfurt am Main, Hessen 60329
Germany

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, Pennsylvania 19103

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Index Receipt Agent, and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Vigilant Distributors, LLC
Gateway Corporate Center Ste 216
223 Wilmington West Chester Pike
Chadds Ford, Pennsylvania 19317

SPHERE 500 CLIMATE FUND
a series of Manager Directed Portfolios

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s prior fiscal period.

The Fund’s shareholder reports are made available on the website www.oursphere.org/fund, and you will be notified and provided with a link each time a report is posted to the website. You may request to receive paper reports from the Fund or from your financial intermediary, free of charge, at any time. You may also request to receive documents through e-delivery.

Copies of these documents, and answers to questions about the Fund, may be obtained without charge, upon request, by contacting:

Sphere 500 Climate Fund
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
1-844-2SPHERE

Reports and other information about the Fund are also available:

•free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•free of charge from the Fund’s Internet website at www.oursphere.org/fund; or
•for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The Trust’s SEC Investment Company Act of 1940 file number is 811-21897.

MANAGER DIRECTED PORTFOLIOS
Sphere 500 Climate Fund
(Trading Symbol: SPFFX)

615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

STATEMENT OF ADDITIONAL INFORMATION January 31, 2023

This Statement of Additional Information (“SAI”) provides general information about the Sphere 500 Climate Fund (the “Fund”), a series of Manager Directed Portfolios (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus dated January 31, 2023 (the “Prospectus”), as supplemented and amended from time to time. You may obtain a copy of the Prospectus and/or the annual and semi-annual reports to shareholders, at no charge, by contacting the Fund at the address or toll-free telephone number below, or by visiting the Fund’s website at www.oursphere.org/fund.
The financial statements of the Fund for the fiscal period ended September 30, 2022 included in the Annual Report to shareholders and the report dated November 29, 2022 of BBD, LLP, the independent registered public accounting firm for the Fund, related thereto are incorporated into this SAI by reference. No other parts of the Annual Report (File No. 811-21897) are incorporated herein by reference.
Sphere 500 Climate Fund
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Telephone: 1-844-2SPHERE

GENERAL INFORMATION
The Fund is a mutual fund that is a diversified, separate series of Manager Directed Portfolios (the “Trust”). The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware statutory trust on April 4, 2006. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to establish series of shares, each of which constitutes a series separate and distinct from the shares of the other series. On November 14, 2022, the Fund changed its name from the Sphere 500 Fossil Free Fund to the Sphere 500 Climate Fund.
INVESTMENT POLICIES, STRATEGIES AND ASSOCIATED RISKS
The following information supplements the information concerning the Fund’s investment objective, policies and limitations found in the Prospectus.
Investment Objective. The Fund seeks to track the performance, before fees and expenses, of the Sphere 500 Fossil Free Index™ (the “Index”). The Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.
Diversification. The Fund is diversified. Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest more than 5% of its total assets in any one issuer and may not hold more than 10% of the securities of one issuer. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. The Fund’s classification as a diversified fund is a fundamental policy, and cannot be changed without the prior approval of the Fund’s shareholders, as described under “Investment Limitations,” below.
General Market Risks
U.S. and international markets have experienced significant volatility in recent years.
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effects on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.
Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Investment Strategies and Associated Risks
Equity Securities. Equity securities represent ownership interests, or the rights to acquire ownership interests, in an issuer and include common stocks, preferred stocks, convertible securities, rights and warrants, with different types of equity securities providing different voting and dividend rights and priority if the issuer becomes bankrupt. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.
Common Stocks. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.
Large-Capitalization Companies. The Fund invests in the equity securities of large-capitalization companies. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Mid-Capitalization Companies. Investing in mid-capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of mid-capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Mid-capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of large-capitalization companies. There is typically less publicly available information about mid-capitalization companies.
Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Depositary Receipts. The Fund may invest in American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through “sponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
Real Estate Investment Trusts (“REITs”). Equity REITs invest primarily in real property and earn rental income from leasing those properties. They also may realize gains or losses from the sale of properties. Equity REITs generally exercise some degree of control over the operational aspects of their real estate investments, lease terms and property maintenance and repair. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties and are paid interest by the owners of the financed properties. Hybrid REITs invest both in real property and in mortgages.
A REIT generally is not taxed on income distributed to its shareholders if it complies with certain federal income tax requirements relating primarily to its organization, ownership, assets and income and, further, if it distributes the vast majority of its taxable income to shareholders each year. Consequently, REITs tend to focus on income-producing real estate investments.
The Fund’s investments in REITs may be adversely affected by deteriorations of the real estate rental market, in the case of REITs that primarily own real estate, or by deteriorations in the creditworthiness of property owners and changes in interest rates in the case of REITs that primarily hold mortgages. Equity and mortgage REITs also are dependent upon specialized management skills, may not be diversified in their holdings and are subject to the risks of financing projects. REITs also may be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Under certain circumstances, a REIT may fail to qualify for pass-through tax treatment, which would subject the REIT to federal income taxes and adversely affect the Fund’s return on its investment in the REIT. In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. Additionally, in general, a dividend or part of a dividend paid by a RIC and reported as a “section 199A dividend” may be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction, if certain holding period and other requirements have been satisfied by the recipient with respect to its Fund shares.
Initial Public Offerings. The Fund may purchase shares in initial public offerings (“IPOs”). Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as brokerage commissions and transaction costs. By selling shares, the Fund may realize taxable short-term capital gains that, to the extent not offset by losses, will be distributed to the shareholders and taxable to them at ordinary income rates. Investing in IPOs increases risk because IPO shares are frequently volatile in price. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
Borrowing. The Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund is required to reduce the Fund’s debt and restore the 300% asset coverage within three business days, and may be required to dispose of some of its portfolio holdings, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.
The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This coverage allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.
Illiquid Securities. The Fund may not knowingly invest more than 15% of its net assets in illiquid securities. An illiquid security is a security which the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. The Adviser makes the day-to-day determinations of liquidity pursuant to the Fund’s liquidity risk management program, monitors the liquidity of securities held by the Fund and reports periodically on the Fund’s liquidity to the Board. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Adviser to the Board. Illiquid securities include securities issued by private companies and restricted securities (securities where the disposition of which is restricted under the federal securities laws), which are discussed further below. Rule 144A securities may be treated as liquid securities if they meet the criteria in the Fund’s liquidity risk management program. External market conditions may impact the liquidity of portfolio securities and may cause the Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to the Fund.
Restricted Securities. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell a security and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value using procedures adopted by the Board. If, through the appreciation of restricted securities or the depreciation of unrestricted securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.
Investment Companies and Exchange-Traded Funds. The Fund may invest in investment company securities, including exchange-traded funds (“ETFs”), to the extent permitted by the 1940 Act and the rules thereunder. Generally, the Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company, or (c) more than 10% of the Fund’s total assets would be invested in investment companies. As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies are permitted to invest in other investment companies and ETFs beyond the limits set forth in Section 12(d)(1) as permitted by the 1940 Act and the “fund of funds” rules promulgated thereunder. The Fund may rely on Rule 12d1-4 of the 1940 Act, which allows the Fund to invest in other registered investment companies, including ETFs, in excess of the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in the Rule, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).
Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at its market price during the day on a security exchange like a stock. The Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV per share.
As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks and only through participating organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.
Money Market Funds. The Fund may invest in the securities of money market funds, within the limits prescribed by the 1940 Act.
U.S. Government Obligations. The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although not all obligations of agencies and instrumentalities are direct obligations of the U.S. Treasury, the U.S. Government may provide support for payment of the interest and principal on these obligations directly or indirectly. This support can range from securities supported by the full faith and credit of the U.S. Government (for example, GNMA securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of the FNMA, FHLMC, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the U.S. Government, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.
Some of the securities issued directly by the U.S. Treasury include Treasury bills (having maturities of one year or less when issued); Treasury notes (having maturities of one to ten years when issued); Treasury bonds (having maturities of more than 10 years when issued); and TIPS. While U.S. Treasury securities have little credit risk, they are subject to price fluctuations prior to their maturity.
Portfolio Turnover. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund’s portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. High portfolio turnover may result in increased brokerage costs to the Fund and also adverse tax consequences to the Fund’s shareholders.
The table below lists the portfolio turnover rate for the Fund for the fiscal period ended September 30:

Fiscal Period Ended September 30,
2022
Sphere 500 Climate Fund*	14%
*For the fiscal period October 4, 2021 (commencement of operations) through September 30, 2022.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust has policies and procedures in place that govern the timing and circumstances of disclosure of portfolio holdings of the Fund. The Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under these policies and procedures, considering actual and potential material conflicts of interest that could arise between the interests of the Fund’s shareholders and the interests of the Adviser, Distributor (as defined below), or any other affiliated person of the Fund.
Information about the Fund’s portfolio holdings will not be distributed to any third party except as described below:
•The disclosure is required to respond to a regulatory request, court order or other legal proceedings;
•The disclosure is to a mutual fund rating or evaluation services organization (such as Factset, Morningstar and Lipper), or statistical agency or person performing similar functions, or due diligence department of a broker-dealer or wirehouse, who has, if necessary, signed a confidentiality agreement, or is bound by applicable duties of confidentiality imposed by law, with the Fund;
•The disclosure is made to the Fund’s service providers who generally need access to such information in the performance of their contractual duties and responsibilities, and who are subject to duties of confidentiality imposed by law and/or contract, such as investment advisers involved in the investment process, the Board, independent registered public accountants, counsel to the Fund or the Trustees, proxy voting service providers, financial printers involved in the reporting process, other service providers assisting with regulatory requirements (e.g., liquidity classifications and regulatory filing data), fund administration, fund accounting, transfer agency, or custody of the Fund, including, but not limited to U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”);
•The disclosure is made by the Adviser’s trading desk to broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; the trading desk may periodically distribute a holdings list (consisting of names only) to broker-dealers so that such brokers can provide the Adviser with natural order flow;
•The disclosure is made to institutional consultants evaluating a particular fund on behalf of potential investors;
•The disclosure is (a) in connection with a quarterly, semi-annual or annual report that is available to the public or (b) relates to information that is otherwise available to the public (e.g., portfolio information that is available on the Fund’s website at least one day prior to the disclosure); or
•The disclosure is made pursuant to prior written approval of the Trust’s Chief Compliance Officer, or other person so authorized, is for a legitimate business purpose and is in the best interests of the Fund’s shareholders.
Any person or entity is prohibited from receiving any direct or indirect compensation or consideration of any kind in connection with the disclosure of information about the Fund’s portfolio holdings.
The Trust’s Chief Compliance Officer may designate the Adviser’s chief compliance officer as the party responsible for ensuring that all confidentiality agreements involving the non-public disclosure of portfolio holdings adhere to the Fund’s policies and require that the Adviser’s chief compliance officer disclose and report all confidentiality agreements to the Chief Compliance Officer.
The Trust’s Chief Compliance Officer must document any decisions regarding non-public disclosure of portfolio holdings and the rationale therefore. In connection with the oversight responsibilities by the Board, any documentation regarding decisions involving the non-public disclosure of portfolio holdings of the Fund to third parties must be provided to the full Board or an authorized committee of the Board.
Generally between the 5th and 10th business day of the month following each month (or quarter) end, the Fund may provide, at the Adviser’s discretion, its portfolio holdings to various rating and ranking organizations, including, but not limited to, FactSet, Lipper (a Thompson Reuters company), Morningstar, Inc., Standard & Poor’s Financial Services, LLC, Bloomberg L.P., Thomson Reuters Corporation, Vickers Stock Research Corporation and Capital-Bridge, Inc. In addition, generally between the 5th and 10th business day of the month following the month (or quarter) end, the Fund will post to its website a list of the Fund’s top ten holdings or full portfolio holdings at the discretion of the Adviser.
Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on regulatory filings (including Form N-PORT), as applicable. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.
INVESTMENT LIMITATIONS
The Fund has adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of: (i) 67% or more of the shares of the Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Fund. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund or its assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement.

As a matter of fundamental policy, the Fund will not:
1.purchase the securities of any one issuer, if as a result, more than 5% of the Fund’s total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that: (1) the Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;
2.invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry (other than securities issued by the U.S. Government or its agencies, or securities of other investment companies), except that the Fund will concentrate to approximately the same extent that the Index concentrates in the securities of such particular industry or group of related industries;
3.borrow money, provided that the Fund may borrow money for temporary purposes in amounts not exceeding one-third of its total assets (including the amount borrowed);
4.make loans to other persons, except by: (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;
5.underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;
6.purchase or sell real estate, provided that the Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;
7.purchase or sell physical commodities, provided that the Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or
8.issue senior securities, except to the extent permitted by the 1940 Act.
With regard to the statement that the restriction set forth in item (2) above does not apply to securities issued by other investment companies, the SEC staff has maintained that a fund should consider the underlying investments of investment companies in which the fund is invested when determining concentration of the fund. The Fund will look through to the underlying holdings of investment companies in which the Fund is invested in determining the concentration of the Fund and its compliance with the restriction provided in item (2).
With respect to the restriction set forth in item (8), above, derivatives transactions, short sales and other obligations that create future payment obligations involve the issuance of “senior securities” for purposes of Section 18 of the 1940 Act. A Fund may engage in derivatives transactions in accordance with Rule 18f-4 under the 1940 Act. As of the date of this SAI, the Fund does not intend to engage in derivatives transactions or similar obligations. In addition, borrowings are considered senior securities under the 1940 Act, except for bank and temporary borrowings.

TRUSTEES AND OFFICERS
The business and affairs of the Trust are managed under the oversight of the Board, subject to the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust. The Board is currently comprised of four trustees who are not interested persons of the Trust within the meaning of the 1940 Act (the “Independent Trustees”). The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise the Trust’s daily business operations. The mailing address of each Trustee and officer of the Trust is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served(1)	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee During the Past Five Years
INDEPENDENT TRUSTEES
Gaylord B. Lyman (Born 1962)	Trustee and Audit Committee Chairman, since April 2015	Senior Portfolio Manager, Affinity Investment Advisors, LLC, since 2017.	9	None
Scott Craven Jones (Born 1962)	Trustee since July 2016 and Lead Independent Trustee since May 2017	Managing Director, Carne Global Financial Services (US) LLC (a provider of independent governance and distribution support for the asset management industry), since 2013; Managing Director, Park Agency, Inc., since 2020.	9	Trustee, Madison Funds, since 2019 (16 portfolios); Trustee, Madison Covered Call & Equity Strategy Fund, since 2021 (1 portfolio).
Lawrence T. Greenberg (Born 1963)	Trustee since July 2016	Senior Vice President and Chief Legal Officer, The Motley Fool Holdings, Inc., since 1996; Venture Partner and General Counsel, Motley Fool Ventures LP, since 2018; Adjunct Professor, Washington College of Law, American University, since 2006; General Counsel, Motley Fool Asset Management, LLC (2008 – 2018); Manager, Motley Fool Wealth Management, LLC (2013 – 2018).	9	None
James R. Schoenike (Born 1959)	Trustee since July 2016	Retired. Distribution Consultant (2018 – 2021); President and CEO, Board of Managers, Quasar Distributors, LLC (2013 – 2018).	9	None
(1)Each Trustee serves during the continued lifetime of the Trust until he dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.
(2)The Trust currently has nine active portfolios. As of the date of this SAI, one portfolio of the Trust (the Dakota Emerging Markets Fund) has been registered but has not yet commenced operations.

As of the date of this SAI, no Independent Trustee nor any of his immediate family members (i.e., spouse or dependent children) serves as an officer or director or is an employee of the Adviser, or Distributor (as defined below), or any of their respective affiliates, nor is such person an officer, director or employee of any company controlled by or under common control with such entities.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served (1)	Principal Occupation(s) During the Past Five Years
OFFICERS
Scott M. Ostrowski (Born 1980)	President and Principal Executive Officer, since August 10, 2021	Senior Vice President, U.S. Bancorp Fund Services, LLC, since 2006
Alyssa M. Bernard (Born 1988)	Vice President and Secretary, since August 20, 2019(2)
Vice President, U.S. Bancorp Fund Services, LLC, since 2021; Assistant Vice President, U.S. Bancorp Fund Services, LLC, 2018–2021; Attorney, Mutual Fund Disclosure, Waddell & Reed Financial, Inc., 2017–2018

Jill S. Silver (Born 1976)	Chief Compliance Officer and Anti-Money Laundering Compliance Officer, since January 1, 2023
Vice President, U.S. Bancorp Fund Services, LLC, since December 2022; Compliance Director, Corebridge Financial Inc. (previously AIG), 2019–2022; Compliance Manager, Corebridge Financial Inc., 2018–2019

Ryan S. Frank (Born 1985)	Treasurer, and Principal Financial Officer, since August 17, 2022	Vice President, U.S. Bancorp Fund Services, LLC, since 2008
Colton W. Scarmardo (Born 1997)	Assistant Treasurer, since August 17, 2022	Fund Administrator, U.S. Bancorp Fund Services, LLC, since 2019; Business Administration Student, 2015–2019
Isabella K. Zoller (Born 1994)	Assistant Secretary, since February 15, 2022
Assistant Vice President, U.S. Bancorp Fund Services, LLC, since 2021; Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC, since 2019; Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC, 2018–2019; Law Student, 2016–2019

(1)Each officer is elected annually and serves until his or her successor has been duly elected and qualified.
(2)Ms. Bernard has served as Vice President of the Trust, in addition to her other positions held with the Trust, since May 11, 2021.
Leadership Structure and Responsibilities of the Board and the Committee
The Board has selected Scott Craven Jones to serve as Lead Independent Trustee. The position of Chairman of the Board is vacant and, as Lead Independent Trustee, Mr. Jones acts as Chairman. Mr. Jones’ duties include presiding at meetings of the Board and serving as Chairman during executive sessions of the Independent Trustees; interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings; acting as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings; helping to set Board meeting agendas; and performing other functions as requested by the Board from time to time.
The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular quarterly meetings and may hold special meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Trust’s independent registered public accounting firm and legal counsel, to assist the Trustees in performing their oversight responsibilities.
The Board has established one standing committee – the Audit Committee. The Board may establish other committees or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. The Audit Committee meets regularly to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committee, see the section “Audit Committee,” below.

The Board has determined that the Trust’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.
Audit Committee
The Audit Committee is comprised of all of the Independent Trustees. Mr. Lyman serves as the chairman of the Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent auditors; (2) review and pre-approve the audit and non-audit services provided by the independent auditors; (3) review the scope of the audit and the results of the audit of the Fund’s financial statements; and (4) review with such independent auditors the adequacy of the Trust’s internal accounting and financial controls. Mr. Lyman and Mr. Jones serve as the Audit Committee’s “audit committee financial experts.” During the fiscal period ended September 30, 2022, the Audit Committee met two times with respect to the Fund.
Trustee Experience, Qualifications, Attributes and/or Skills
The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board’s conclusion that each individual identified below is qualified to serve as a Trustee of the Trust. In determining that a particular Trustee was qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which was controlling. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the advisers, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together, the ability to communicate effectively and the ability to exercise judgment, ask incisive questions, manage people and develop solutions to problems.
Mr. Schoenike has been a trustee of the Trust since July 2016. He was employed by various subsidiaries of U.S. Bancorp from 1990 to 2018 and has decades of experience in the securities industry. In 2000, Mr. Schoenike founded Quasar and established Quasar as a FINRA member broker-dealer dedicated to underwriting and distributing mutual funds, of which he served as President and Chief Executive Officer. Mr. Schoenike previously participated in the FINRA securities arbitration program as an industry arbitrator. Mr. Schoenike previously served as Chairman of the Board from July 2016 to December 2020.

Mr. Lyman has been a trustee of the Trust since April 2015, serves as Chairman of the Audit Committee and has been designated as an audit committee financial expert for the Trust. Mr. Lyman has 25 years of experience in the investment management industry. He has served as Senior Portfolio Manager of Affinity Investment Advisors, LLC, an investment adviser, since 2017. Prior to that, he served as the Managing Director and portfolio manager of Kohala Capital Partners, an investment adviser, from 2011 to 2016. He also previously served as a vice president and portfolio manager of Becker Capital Management, Inc., an investment adviser. Mr. Lyman has an MBA from the Anderson School of Management at UCLA and holds the Chartered Financial Analyst designation.

Mr. Jones has been a trustee of the Trust since July 2016, has served as Lead Independent Trustee since May 2017, serves on the Audit Committee, and has been designated as an audit committee financial expert for the Trust. He has over 25 years of experience in the asset management industry as an independent director, attorney and executive, holding various roles including Chief Operating Officer, Chief Financial Officer and Chief Administrative Officer, with asset class experience ranging from municipal bonds to hedge funds. Mr. Jones currently is a trustee of two other registered investment companies and is a Managing Director of Carne Global Financial Services (US) LLC where his work includes director and risk oversight positions with investment advisers and serving as an independent director of private funds. Mr. Jones also currently serves as interim Managing Director of Park Agency Inc., a family office. Prior to that, he was an advisor to Wanzenburg Partners and served as Chief Operating Officer and Chief Financial Officer to Aurora Investment Management. He has a Juris Doctorate degree from Northwestern University School of Law and holds the Chartered Financial Analyst designation.

Mr. Greenberg has been a trustee of the Trust since July 2016 and serves on the Audit Committee. Mr. Greenberg has over 20 years of experience in the securities industry. He has been Chief Legal Officer and Senior Vice President of The Motley Fool Holdings, Inc. since 1996. He also served as General Counsel to Motley Fool Asset

Management, LLC from 2008 to 2018 and as Manager of Motley Fool Wealth Management, LLC from 2013 to 2018. He has been a Venture Partner of and General Counsel to Motley Fool Ventures LP since 2018. Mr. Greenberg is a Director of The Motley Fool Holdings, Inc.’s wholly-owned subsidiaries in the United Kingdom, Australia, Canada, and Singapore. Mr. Greenberg also has directorship experience through his service on private company boards. He has a Master’s degree and a Juris Doctorate degree from Stanford University.
Risk Oversight
The Board performs its risk oversight function for the Trust through a combination of (1) direct oversight by the Board as a whole and the Board committee, and (2) indirect oversight through the investment advisers and other service providers, Trust officers and the Trust’s Chief Compliance Officer. The Trust is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk and reputational risk. Day-to-day risk management with respect to the Fund is the responsibility of the investment advisers or other service providers (depending on the nature of the risk) that carry out the Trust’s investment management and business affairs. Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.
The Board provides risk oversight by receiving and reviewing on a regular basis reports from the investment advisers and other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Fund’s portfolio manager to review investment policies, strategies and risks, and meeting regularly with the Trust’s Chief Compliance Officer to discuss compliance reports, findings and issues. The Board also relies on the investment advisers and other service providers, with respect to the day-to-day activities of the Trust, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.
Board oversight of risk management is also provided by the Board’s Audit Committee. The Audit Committee meets with the Fund’s independent registered public accounting firm to ensure that the Fund’s audit scope includes risk-based considerations as to the Fund’s financial position and operations.
The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Fund’s investments or activities.
Security and Other Interests. As of December 31, 2022, no Trustees beneficially owned shares of the Fund.
Furthermore, as of December 31, 2022, neither the Independent Trustees, nor members of their immediate families, owned securities beneficially or of record, in the Adviser, the Distributor (as defined below), or any of their affiliates. Accordingly, neither the Independent Trustees, nor members of their immediate family, have a direct or indirect interest in, have relationships with, or have been involved in any transactions with, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.
Compensation. For their services as Independent Trustees, effective January 1, 2023, the Independent Trustees receive from the Trust an annual retainer in the amount of $40,000 and reimbursement for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings. The Lead Independent Trustee receives an additional $2,500 annual retainer and the Audit Committee Chair receives an additional $1,500 annual retainer.

The Fund’s allocable portion of Independent Trustee fees are paid by the Adviser out of the unified management fee paid to the Adviser by the Fund, and Trustee compensation is not a direct expense of the Fund. For the Fund’s fiscal period ended September 30, 2022, the Independent Trustees received the following compensation.(1)

Independent Trustee	Aggregate Compensation from Fund(2)	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Annual Benefits Upon Retirement	Total Compensation from Fund and the Trust(4) Paid to Trustees:
Gaylord Lyman(3)	$0	$0	$0	$33,500
Lawrence Greenberg	$0	$0	$0	$32,000
Scott Craven Jones(5)	$0	$0	$0	$34,500
James Schoenike	$0	$0	$0	$32,000
(1)Prior to January 1, 2023, the Independent Trustees received from the Trust an annual retainer in the amount of $25,000; a per meeting fee of $1,750 for each regular quarterly Board meeting attended; $1,750 for each Board or committee meeting attended in addition to the four regular Board meetings, the special investment advisory agreement review meeting, and the four regular Audit Committee meetings; and reimbursement for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings. In addition, the Lead Independent Trustee received an additional $2,500 annual retainer and the Audit Committee Chair received an additional $1,500 retainer.
(2)Trustees’ fees and expenses are allocated among the Fund and the other series comprising the Trust.
(3)Audit Committee Chair.
(4)As of the date of this SAI, the Trust currently has nine operational portfolios and one portfolio that has been registered but has not yet commenced operations.
(5)Lead Independent Trustee.
CODES OF ETHICS
The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Fund. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3) from the requirement to adopt a code of ethics pursuant to Rule 17j-1 because the Distributor is not affiliated with the Trust or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.
The Trust and the Adviser’s codes of ethics may be found on the SEC’s website at http://www.sec.gov in the exhibits to the Fund’s registration statement on Form N-1A.
PROXY VOTING
The Board has adopted proxy voting procedures, and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to the Adviser, subject to the Board’s oversight in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by Adviser. Pursuant to the Voting Polices and Voting Guidelines, the Adviser will vote all proxies as it judges in the best interests of the Fund and its shareholders and consistent with environmental, social and governance principles. The Adviser utilizes “As You Vote,” As You Sow’s proxy voting platform, to facilitate voting on behalf of the Fund. As You Sow is a non-profit shareholder advocacy organization that uses the power of the proxy to create positive, lasting changes in corporate behavior. The Adviser’s Voting Policies and As You Sow’s Voting Guidelines are attached to this SAI as Appendix A. The Voting Guidelines are utilized by the Fund to vote proxies in a climate-friendly way.
In the event that the Adviser determines that there is a material conflict of interest with respect to the proxy vote, it will be addressed in one of the following ways: (i) the proxy will be voted according to the Voting Policies if the application of the policy to the matter presented involves little discretion on the Adviser’s part; (ii) the proxy will be voted following consultation with a proxy voting service, legal counsel or other third party, as appropriate; (iii) the proxy will be referred to the client or to a fiduciary of the client for voting purposes; or (iv) the conflict will be disclosed to the client or, with respect to an investment company client, the Independent Trustees and the Adviser will obtain the client’s or Trustees’ direction to vote the proxies.
The Fund’s proxy voting record for the twelve-month period ended June 30 of each year, is available by August 31 of the same year (i) without charge, upon request, by calling (800) 497-2960 and (ii) on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund. As of the date of this SAI, the Trustees and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities and Exchange Act of 1934, as amended) less than 1% of the outstanding shares of the Fund. As of December 30, 2022, each of the following shareholders is considered to be a principal shareholder of the Fund:

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Vanguard Brokerage Services BIN 11111111 100 Vanguard Boulevard Malvern, PA 19355	The Vanguard Group, Inc.	PA	45.80%	Record
Matrix Trust Company FBO Voltus 401(k) Plan 717 17th Street Suite 1300 Denver, CO 80202	N/A	N/A	13.60%	Record
Eliot Horowitz c/o Reflection Asset Management, LLC 1000 Palm Boulevard Isle of Palms, South Carolina 29451	N/A	N/A	7.11%	Beneficial
Culture & Code LLC 325 Pacific Street Brooklyn, NY 11201	N/A	N/A	7.06%	Beneficial
Saxon & Co FBO 12350443672171 PO Box 94597 Cleveland, OH 44101	N/A	N/A	6.28%	Record
Mid Atlantic Trust Company FBO Clean Energy Works 401(k) Plan 1251 Waterfront Place Suite 525 Pittsburgh, PA 15222	N/A	N/A	6.17%	Record
Interactive Brokers LLC One Pickwick Plaza Greenwich, CT 06830	N/A	N/A	5.93%	Record
INVESTMENT ADVISORY SERVICES
Reflection Asset Management, LLC located at 1000 Palm Boulevard, Isle of Palms, South Carolina 29451, serves as the investment adviser to the Fund. Jason Britton, Founder and Chief Executive Officer is the controlling owner of the Adviser. As of December 31, 2022, the Adviser had approximately $65 million in assets under management.
Pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Advisory Agreement”), the Adviser manages the Fund. The Advisory Agreement has an initial term of two years and will continue in effect from year to year if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement may be terminated on 60 days’ written notice without penalty: (i) by vote of the Board; (ii) by the vote of a majority of the outstanding voting securities of the Fund; or (iii) by the Adviser. The Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.
Under the terms of the Advisory Agreement, with respect to the Fund, the Adviser agrees to: (a) direct the investments of the Fund, subject to and in accordance with the Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Fund securities and other investments consistent with the Fund’s objective and policies; (c) furnish office space and office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the Adviser performing services relating to research, statistical and investment activities on behalf of the Fund; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Board and officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities. Additionally, the Adviser agrees to maintain all books and records with respect to the Fund’s securities transactions required by the 1940 Act and rules thereunder (other than those records being maintained by the Trust’s administrator, custodian or transfer agent) and preserve such records for the periods prescribed therefor. The Trust and/or the Adviser may at any time or times, upon approval by the Board and the shareholders of the Fund, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the Adviser delegates any or all of its duties as listed.
The Advisory Agreement provides that the Adviser shall not be liable for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Fund, except to the extent of a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on its part in the performance of its obligations and duties under the agreement.
Pursuant to the Advisory Agreement, the Adviser is entitled to receive an annual investment advisory fee, paid monthly, equal to 0.07% of the average daily net assets of the Fund. Management fees paid by the Fund to the Adviser for the fiscal period October 4, 2021 through September 30, 2022 were $613. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the unified management fee payable to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses and shareholder service fees and expenses pursuant to the Shareholder Servicing Plan.
SERVICE PROVIDERS
Fund Administrator, Transfer Agent, and Fund Accountant
Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Fund’s administrator pursuant to an administration agreement between Fund Services and the Trust. Fund Services provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparing for signature by an officer of the Trust all of the documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. As compensation for its services, Fund Services receives from the Fund a combined fee for fund administration and fund accounting services based on the Fund’s current average daily net assets. Fund Services is also entitled to be reimbursed for certain out-of-pocket expenses. Fund Services also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.
For the period October 4, 2021 through September 30, 2022 the Adviser paid $152,131 in administrative and accounting fees to Fund Services for its services as the Fund’s administrator and Fund accountant.

Independent Registered Public Accounting Firm
BBD, LLP, located at 1835 Market Street, 3rd Floor, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm to the Fund providing services which include: (1) auditing the annual financial statements for the Fund; and (2) the review of the annual federal income tax returns filed on behalf of the Fund.
Legal Counsel
Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as counsel to the Trust and the Independent Trustees.
Custodian
U.S. Bank National Association (the “Custodian”), located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212, an affiliate of Fund Services, serves as the custodian of the Fund’s assets pursuant to a custody agreement between the Custodian and the Trust, on behalf of the Fund. The Custodian charges fees on a transactional basis plus out-of-pocket expenses. The Custodian maintains custody of securities and other assets of the Fund, delivers and receives payments for securities sold, receives and pays for securities purchased, and collects income from investments. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.
Compliance Services
Fund Services provides compliance services to the Fund pursuant to a service agreement between Fund Services and the Trust. Under this service agreement, Fund Services also provides an individual to serve as Chief Compliance Officer to the Trust, subject to the approval and oversight of the Board. The Board has approved Ms. Silver as Chief Compliance Officer of the Trust.
DISTRIBUTION OF SHARES
Vigilant Distributors, LLC (the “Distributor”), located at Gateway Corporate Center, Suite 216, 223 Wilmington West Chester Pike, Chadds Ford, Pennsylvania 19317, acts as the Fund’s distributor. Pursuant to an agreement between the Distributor and the Trust (the “Distribution Agreement”), the Distributor serves as the Fund’s principal underwriter, provides certain administration services, and promotes and arranges for the sale of the Fund’s shares. The offering of the Fund’s shares is continuous, and the Distributor distributes the Fund’s shares on a best efforts basis. The Distributor is not obligated to sell any certain number of shares of the Fund. The Distributor is a registered broker-dealer and member of FINRA.
The Distribution Agreement continues in effect only if its continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Distributor upon 60 days’ written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).
Shareholder Servicing Plan
The Fund has adopted a Shareholder Servicing Plan to pay for shareholder support services from the Fund’s assets in an amount not to exceed 0.10% of average daily net assets of the Fund. Under the plan, the Fund may pay shareholder servicing fees to shareholder servicing agents who have written shareholder servicing agreements with the Fund and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of the Fund’s shareholders. Such services include: (1) establishing and maintaining accounts and records relating to shareholders who invest in the Fund; (2) aggregating and processing purchase and redemption requests and transmitting such orders to the transfer agent; (3) providing shareholders with a service that invests the assets of their accounts in shares of the Fund pursuant to specific or pre-authorized instructions; (4) processing dividend and distribution payments from the Fund on behalf of shareholders; (5) providing information periodically to shareholders as to their ownership of shares or about other aspects of the operations of the Fund; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares of the Fund beneficially owned by shareholders or the information necessary for sub-accounting; (8) forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested. For the fiscal period October 4, 2021 through September 30, 2022 the Fund paid $329 in shareholder servicing fees.
PORTFOLIO MANAGER
Other Accounts Managed. In addition to the Fund, the portfolio manager may also be responsible for the day-to-day management of certain other accounts, as indicated by the following table. The information below is provided as of September 30, 2022. None of the accounts below was subject to a performance fee as of such date.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jason T. Britton	1	$20.4	0	$0	57	$40
Material Conflicts of Interest. A potential conflict of interest may arise as a result of the portfolio manager’s management of the Fund and other accounts, which, in theory, may allow him to allocate investment opportunities in a way that favors other accounts over the Fund. This conflict of interest may be exacerbated to the extent that the portfolio manager receives, or expects to receive, greater compensation from his management of the other accounts than from the Fund. Notwithstanding this theoretical conflict of interest, it is the Adviser’s policy to manage each account based on its investment objectives and related restrictions, and the Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio manager may buy for other accounts securities that differ in identity or quantity from securities bought for the Fund, such securities might not be suitable for the Fund given its investment objective and related restrictions.
Compensation. The following is a description of portfolio manager compensation as of September 30, 2022. As the sole owner of the Adviser, the Fund’s portfolio manager is compensated based on the profitability of the Adviser with respect to all of the Adviser’s investment advisory business. Portfolio manager compensation is not tied to Fund performance.
Ownership of Securities. The following table sets forth the dollar range of equity securities beneficially owned by the Fund’s portfolio manager as of September 30, 2022.

Dollar Value of Portfolio Shares Beneficially Owned in the Fund
Jason Britton	$100,001 - $500,000
BROKERAGE ALLOCATION AND OTHER PRACTICES
Equity securities are generally bought and sold in brokerage transactions place on U.S. stock exchanges or in over-the-counter markets in exchange for negotiated commissions. Accordingly, the cost of transactions may vary among different brokers.
The Adviser places all portfolio transactions on behalf of the Fund, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. The Adviser has a fiduciary duty to the Fund to obtain best execution, on an overall basis, for any securities transactions. In selecting brokers and dealers, the Adviser seeks to obtain the overall best execution, taking into account a number of factors, including for example: price, clearance, settlement, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, special execution capabilities, willingness to execute related or unrelated difficult transactions in the future, order of call, online access to computerized data regarding clients’ accounts, the availability of stocks to borrow for short trades, the competitiveness of commission rates in comparison to other brokers satisfying the Adviser’s other selection criteria and other matters involved in the receipt of brokerage services.

The Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. For the fiscal period October 4, 2021 through September 30, 2022, the Fund did not hold any securities of its regular broker-dealers.
Brokerage Commissions. For the fiscal period October 4, 2021 through September 30, 2022, the Fund paid $475 in aggregate brokerage commissions, none of which were paid to affiliated brokers.
Allocation of Portfolio Transactions. Some of the Adviser’s other clients have investment objectives and programs similar to that of the Fund. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Fund. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the Adviser not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between the Fund and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Fund and the other clients as to amount according to a formula determined prior to the execution of such transactions.
DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES
The shares of the Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights with respect to election of Trustees, do not have preemptive or subscription rights and are transferable.
The Fund does not hold annual meetings of shareholders. A meeting of shareholders for the purpose of voting upon the question of removal of any Trustee may be called upon the demand of shareholders owning not less than 10% of the Trust’s outstanding shares. Except when a larger quorum is required by the applicable provisions of the 1940 Act, forty percent (40%) of the shares entitled to vote on a matter constitutes a quorum at a meeting of shareholders. Generally, subject to the 1940 Act and the specific provisions of the Amended and Restated Agreement and Declaration of Trust, as amended (the “Declaration of Trust”), when a quorum is present at any meeting, a majority of the shares voted will decide any questions, except only a plurality vote is necessary to elect Trustees.
The Fund may involuntarily redeem a shareholder’s shares if the shareholder owns shares of the Fund having an aggregate NAV of less than a minimum value determined from time to time by the Trustees. In addition, the Trust may call for the redemption of shares of any shareholder or may refuse to transfer or issue shares to any person to the extent that the same is necessary to comply with applicable law or advisable to further the purpose for which the Trust was established, including circumstances involving frequent or excessive trading in shares of the Fund. The Declaration of Trust also provides that if an officer or agent of the Trust has determined that a shareholder has engaged in frequent and excessive trading in shares of the Fund, the Trust may require the shareholder to redeem his or her shares.
The Trust may cause, to the extent consistent with applicable law: (a) the Trust or one or more of its series to be merged into or consolidated with another trust, series of another trust or other person; (b) the shares of the Trust or any of its series to be converted into beneficial interests in another trust or series thereof; (c) the shares to be exchanged for assets or property under or pursuant to any state or federal statute to the extent permitted by law; or (d) a sale of assets of the Trust or one or more of its series. Such merger or consolidation, share conversion, share exchange or sale of assets must be authorized by a majority of the shares voted when a quorum is present, provided that in all respects not governed by statute or applicable law, the Trustees have power to prescribe the procedure necessary or appropriate to accomplish a merger or consolidation, share conversion, share exchange, or sale of assets, including the power to create one or more separate trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of shares of the Trust or any of its series into beneficial interests in such separate business trust or trusts or series thereof.
Notwithstanding the foregoing paragraph, the Declaration of Trust provides that the Trustees may, without the vote or consent of shareholders, cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction, or any other trust, partnership, limited liability company, association or other organization, or any series or class of any thereof, to acquire all or a portion of the Trust property (or all or a portion of the Trust property held with respect to the Fund or allocable to a particular class) or to carry on any business in which the Trust directly or indirectly has any interest (any of the foregoing, a “Successor Entity”), and to sell, convey and transfer Trust property to any such Successor Entity in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such Successor Entity in which the Trust holds or is about to acquire shares or any other interest. The Trustees may also, without the vote or consent of shareholders, cause a merger or consolidation between the Trust and any Successor Entity if and to the extent permitted by law. However, the Declaration of Trust provides that the Trustees shall provide written notice to affected shareholders of each such transaction. Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, in-kind redemptions and purchases, exchange offers, or any other method approved by the Trustees.
The Declaration of Trust provides that no shareholder shall have the right to bring or maintain any court action, proceeding or claim in the right of the Trust or the Fund or a class thereof to recover a judgment in its favor unless (a) shareholders holding at least ten percent (10%) of the outstanding shares of the Trust, the Fund or class, as applicable, join in the bringing of such court action, proceeding or claim; and (b) the bringing or maintenance of such court action, proceeding or claim is otherwise in accordance with Section 3816 of the Delaware Statutory Trust Act, subject to certain additional requirements.
The Declaration of Trust provides that by virtue of becoming a shareholder of the Fund, each shareholder will be held to have expressly assented and agreed to the terms of the Declaration of Trust, the By-Laws of the Trust and the resolutions of the Board.
The Declaration of Trust provides that the Trust will indemnify and hold harmless each Trustee and officer of the Trust and each former Trustee and officer of the Trust (each hereinafter referred to as a “Covered Person”) from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Covered Person’s performance of his or her duties as a Trustee or officer of the Trust or otherwise relating to any act, omission, or obligation of the Trust, if, as to liability to the Trust or its investors, it is finally adjudicated that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the Covered Person’s offices. In the case of settlement, such indemnification will be provided if it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of Independent Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.
The Declaration of Trust further provides that: (i) the appointment, designation or identification of a Trustee as chairperson of the Board or a member or chairperson of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead Independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that individual any duty, obligation or liability that is greater than the duties, obligations and liability imposed on that person as a Trustee in the absence of the appointment, designation or identification (except with respect to duties expressly imposed pursuant to the By-Laws of the Trust, a committee charter or a Trust policy statement); (ii) no Trustee who has special skills or expertise, or is appointed, designated or identified shall be held to a higher standard of care by virtue thereof; and (iii) no appointment, designation or identification of a Trustee shall affect in any way that Trustee’s rights or entitlement to indemnification.

PURCHASE, REDEMPTION AND PRICING OF SHARES
Purchase of Shares. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the Prospectus.
There may be special distribution requirements for a retirement account, such as required distributions or mandatory federal income tax withholding. For more information, call 1-844-2SPHERE. You may be charged a $15 annual account maintenance fee for each retirement account, up to a maximum of $30 annually, and a $25 fee for transferring assets to another custodian or for closing a retirement account.
Redemption of Shares. Information regarding how to redeem shares of the Fund is discussed in the “Redemption of Shares” section of the Prospectus.
You may sell (redeem) your shares on any Business Day. Redemptions are effected at the NAV next determined after the Transfer Agent has received your redemption request. It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. The Fund’s name, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration should accompany any redemption requests. The Transfer Agent will normally mail or send your redemption proceeds to the bank you indicated on the next Business Day following receipt by the Transfer Agent of redemption instructions, but never later than 7 days following such receipt. Wires are subject to a $15 fee paid by you, but you do not incur any charge when proceeds are sent via the ACH system. If you purchased your shares through a financial intermediary you should contact the financial intermediary for information relating to redemptions.
If shares to be redeemed represent a recent investment made by check or ACH transfer, the Fund reserves the right not to make the redemption proceeds available until they have reasonable grounds to believe that the check or ACH transfer has been collected (which could take up to 10 days). Shareholders can avoid this delay by utilizing the wire purchase option. To ensure proper authorization before redeeming Fund shares, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.
When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of the redemption will be sent within seven days of acceptance of shares tendered for redemption. Delay may result if the purchase check or electronic funds transfer has not yet cleared, but the delay will be no longer than required to verify that the purchase amount has cleared, and the Fund will act as quickly as possible to minimize delay.
The value of shares redeemed may be more or less than the shareholder’s cost, depending on the NAV at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.
A shareholder’s right to redeem shares and to receive payment therefore may be suspended when: (a) the New York Stock Exchange (“NYSE”) is closed other than customary weekend and holiday closings; (b) trading on the NYSE is restricted; (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Fund’s securities or to determine the value of the Fund’s net assets; or (d) ordered by a governmental body having jurisdiction over the Fund for the protection of the Fund’s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders may withdraw their requests for redemption or may receive payment based on the NAV of the Fund next determined after the suspension is lifted.
The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption “in-kind”) chosen by the Fund and valued in the same way as they would be valued for purposes of computing the NAV of the Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.
Pricing of Shares. The price of the Fund’s shares is based on its NAV. The Transfer Agent determines the NAV per share of the Fund as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the Transfer Agent and under no circumstances will any order be accepted for purchase or redemption after the NAV calculation. Shares will only be priced on Business Days. In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.
The Fund values its assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Equity securities held by the Fund which are listed on a national securities exchange, except those traded on the NASDAQ Stock Market, Inc. (“NASDAQ”), and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures, address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
DISTRIBUTIONS
Distributions, if any, from the Fund’s investment company taxable income and net capital gain (the excess of net long-term capital gain over the net short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers, are declared and paid to its shareholders at least annually, as described in the Prospectus.
TAXATION OF THE FUND
General. The following summarizes certain additional U.S. federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or the tax consequences to you of investing in the Fund. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. Potential investors should consult their tax advisers with specific reference to their own tax situations.
The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code of 1986, as amended (“the Code”), and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the taxation of the Fund’s investments or the tax consequences to investors as described in the Prospectus and SAI, and any such changes or decisions may be retroactive.

The Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Fund generally is exempt from federal income tax on its investment company taxable income and net capital gain that it distributes to shareholders. To qualify for treatment as a regulated investment company, the Fund must meet three important tests each year.
First, in each taxable year, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, or net income derived from interests in qualified publicly-traded partnerships.
Second, generally, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer; and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. Government securities and securities of other regulated investment companies); (2) two or more issuers that the Fund controls and which are engaged in the same, similar, or related trades or businesses; or (3) one or more qualified publicly-traded partnerships.
Third, the Fund must distribute an amount equal to at least the sum of 90% of the Fund’s investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its net tax-exempt interest income, if any, for the year.
The Fund intends to comply with these requirements. However, there can be no assurance that the Fund will satisfy all requirements to be taxed as a regulated investment company. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year the Fund were not to qualify as a regulated investment company, all of its taxable income would be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In that event, shareholders would recognize dividend income on distributions to the extent of the Fund’s then-current and accumulated earnings and profits, and certain corporate shareholders could be eligible for the dividends-received deduction.
The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the Internal Revenue Services (“IRS”) the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the entity’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Foreign taxpayers are generally subject to withholding tax at a flat rate of 30% on U.S.-source income that is not effectively connected with the conduct of a trade or business in the U.S. This withholding rate may be lower under the terms of a tax convention.
Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with the shareholder’s correct Social Security Number or other taxpayer identification number and certain certifications or the Fund receives notification from the IRS requiring backup withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds at a rate set under Section 3406 of the Code for U.S. residents. Backup withholding generally does not apply to foreign taxpayers subject to the withholding described in the preceding paragraph, as long as the Fund receives certain documentation.
Interest and dividends received by the Fund from foreign sources may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on Fund securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains realized on investments held by foreign investors. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stock and securities of foreign corporations, it will be eligible to, and may, file an election with the IRS that would, in effect, pass through to the shareholders any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, the Fund would treat those taxes as distributions paid to its shareholders and each shareholder would be required to (i) include in gross income, and treat as paid by the shareholder, his or her proportionate share of those taxes paid by the Fund, (ii) treat his or her share of those taxes and of any distribution paid by the Fund that represents income sourced from foreign countries or U.S. possessions as his own income from those sources, and (iii) either deduct the taxes deemed paid by the shareholder in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. If the Fund makes this election, it will report to its shareholders shortly after each taxable year their respective share of income from sources within, and taxes paid to, foreign countries and U.S. possessions.
A sale or redemption of Fund shares, whether for cash or in-kind proceeds, may result in recognition of a taxable capital gain or loss. Gain or loss realized upon a sale or redemption of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as a short-term capital gain or loss. However, any loss realized upon a sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which the shareholder’s risk of loss is offset by means of options, short sales, or similar transactions is not counted. Any loss realized upon a sale or redemption of Fund shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the sale or redemption. If a shareholder’s loss is disallowed under the wash sale rules, the basis of the new shares will be increased to preserve the loss until a future sale or redemption of the shares.
Capital Loss Carryforwards. As of September 30, 2022, the Fund had no long-term tax basis capital loss carryforwards and short-term tax basis capital losses of $11,064 with no expiration date.
Capital loss carryforwards can be carried forward indefinitely and will retain their character as short-term or long-term capital losses.
State and Local Taxes. Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.
The Fund is required to report to certain shareholders and the IRS the cost basis of shares acquired by such shareholders on or after January 1, 2012 (“covered shares”) when such shareholders sell or redeem such shares. These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other entities and governmental bodies. Shares acquired before January 1, 2012 (“non-covered shares”) are treated as if held in a separate account from covered shares. The Fund is not required to determine or report a shareholder’s cost basis in non-covered shares and is not responsible for the accuracy or reliability of any information provided for non-covered shares.
The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions. Cost basis is used to determine whether the sale or redemption of a share results in a gain or loss. If you sell or redeem covered shares during any year, then the Fund will report the gain/loss, cost basis, and holding period of such shares to the IRS and you on Form 1099.
A cost basis method is the method by which the Fund determines which specific covered shares are deemed to be sold or redeemed when a shareholder sells or redeems less than its entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing net asset values. If a shareholder does not affirmatively elect a cost basis method, the Fund will use the average cost method, which averages the basis of all Fund shares in an account regardless of holding period, and shares sold or redeemed are deemed to be those with the longest holding period first. Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its covered shares. The default cost basis method applied by the Fund or the alternate method elected by a shareholder may not be changed after the settlement date of a sale or redemption of Fund shares.
If you hold Fund shares through a financial intermediary (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.
You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.
FINANCIAL STATEMENTS
The financial statements of the Fund and the Fund’s independent registered public accounting firm’s report appearing in the Fund’s Annual Report for the fiscal period ended September 30, 2022 are hereby incorporated by reference to the Fund’s Annual Report dated September 30, 2022.

APPENDIX A

REFLECTION ASSET MANAGEMENT, LLC
PROXY VOTING POLICIES AND PROCEDURES

Rule 204-2 under the Advisers Act requires that investment advisers adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how the Adviser has actually voted their proxies. The Adviser has adopted these Proxy Voting Policies and Procedures to ensure that it satisfies its fiduciary obligations and requirements under applicable law.

Under Rule 206(4)-6 of the Act an investment adviser is prohibited from exercising voting authority with respect to client securities unless: the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, which procedures must include how the adviser addresses material conflicts of interest that may arise between the interest of the adviser and its clients; the adviser describes its proxy voting procedures to its clients and provides copies on request, and the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

The Adviser generally does not take any action or render any advice with respect to voting proxies solicited by, or with respect to, the issuers of any client securities, except to the extent otherwise required by law. It is the Adviser’s policy not to vote proxies for standard SMA’s. However, this policy does not apply to certain institutional or other accounts as specifically agreed in writing. The Adviser has responsibility to vote proxies for securities held in an investment company for which the Adviser is the named investment adviser.

RESPONSIBILITY
The CEO is responsible for ensuring that proxies are voted in a manner consistent with the best interests of clients and may designate a Proxy Voting Coordinator to fulfill these responsibilities. With respect to SPFFX, the CEO is responsible for ensuring that proxies are voted using the client-specific guidelines below.

GENERAL POLICY
Except in cases when client-specific guidelines are followed, generally, the Adviser will support company management teams which, in its opinion, have the intent and ability to maximize shareholder wealth over the long term, consistent with the Adviser’s belief that long-term shareholder value need not be sacrificed in favor of short-term gains. Accordingly, it is the general policy of the Adviser to vote in accordance with management recommendations on proposals, with the following exceptions:
i.When proposals diminish rights of shareholders or diminish management or board accountability to shareholders to an extent that the Adviser determines is inconsistent with the long-term interests of shareholders; and
ii.There may be times when refraining from voting a proxy is in the client’s best interest, such as when the adviser determines that the cost of voting the proxy exceeds the expected benefit to the client. On occasion, votes may be withheld for certain Directors to show the Adviser’s disfavor with a company’s Chief Executive Officer or other directors.

CONFLICTS OF INTEREST
For purposes of this policy, a “material conflict of interest” is defined as a non-routine relationship between the issuer of a security and the Adviser or an affiliate of which the Adviser has actual knowledge that may affect the Adviser’s judgment in voting securities in the best interest of client accounts. Material conflicts of interest may arise when the Adviser or an affiliate serves as investment adviser or fiduciary for the issuer or when an affiliate has a significant relationship with the issuer. Immaterial conflicts of interest may arise when the Adviser or an affiliate has a relationship with an issuer (e.g., a routine relationship such as a checking account) that does not affect the Adviser’s judgment. When the Adviser votes proxies based on the General Policy described above, it demonstrates that the vote was not the product of a material conflict of interest because the policy requires minimal discretion on
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the part of the Adviser. However, in the event that the Adviser determines that there is a material conflict of interest with respect to the proxy vote, it will be addressed in one of the following ways:
a.The proxy will be voted according to the General Policy described above if the application of the policy to the matter presented involves little discretion on the Adviser’s part;
b.The proxy will be voted following consultation with a proxy voting service, legal counsel or other third party, as appropriate;
c.The proxy will be referred to the client or to a fiduciary of the client for voting purposes; or
d.The conflict will be disclosed to the client or, with respect to an investment company client, the Independent Trustees and obtain the client’s or Trustees’ direction to vote the proxies.

DEVIATIONS FROM GENERAL POLICY
The Adviser will, at all times, make a best effort to vote all proxies in the best interest of its clients. However, there may be some instances in which the Adviser will choose not to vote or may not be able to vote a proxy. Issues that may affect the Adviser’s ability to vote include extraordinary requirements such as share blocking or the requirement to vote the security in person. All votes in which the Adviser has chosen to override the General Policy will be reviewed on a quarterly basis by the CCO or designee. The CEO, or Proxy Voting Coordinator if designated, is responsible for maintaining the documentation regarding any vote overrides and third-party recommendations.

PROCEDURES
The Adviser may engage an independent proxy voting service which would be responsible for receipt of proxy ballots, vote execution, vote record maintenance, and vote reporting. The votes will be cast according to the General Policy noted above; with respect to SPFFX, the votes will be cast according to the As You Sow guidelines as described below. When new accounts are added, the Adviser will work with the voting service and the custodian to get the accounts set up in the voting services’ system to allow for automated voting.
Upon request, the Adviser will provide copies of its Proxy Voting Policies and Procedures to clients, as well as information regarding how the client’s proxies were voted.

Annually, the Adviser will review any proxy voting service and document said review. The CCO or designee will periodically review the Proxy Voting Policies and Procedures.

BOOKS AND RECORDS
Pursuant to Rule 204-2 of the Investment Advisers Act of 1940, the Adviser will retain the following items in its books and records:
1.proxy voting policies and procedures;
2.proxy statements received regarding client securities;
3.records of votes cast on behalf of clients;
4.records of client requests for proxy voting information; and
5.any documents prepared by the Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision.

The Adviser may rely on proxy statements filed on the EDGAR system instead of keeping its own copies. The Adviser may also rely on proxy statements and records of proxy votes cast by the Adviser that are maintained with a proxy voting service, if the Adviser has obtained an understanding from the proxy voting service to provide a copy of the documents promptly upon request.

With regards to SPFFX, As You Sow provides specific proxy voting services as described below:
As You Sow is a nonprofit organization dedicated to increasing environmental and social corporate responsibility. Founded in 1992, As You Sow envisions a safe, just, and sustainable world for all in which environmental health and human rights are central to corporate decision making. Its Energy, Environmental Health, Waste, and Social programs create positive, industry-wide change through corporate dialogue, shareholder advocacy, coalition building, and innovative legal strategies. www.asyousow.org

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We actively engage in ongoing shareholder public debates over proxy-related issues such as corporate governance best practices, appropriate executive compensation, shareholder rights, and the materiality of social and environmental risk. We work closely with the broad community of shareholder advocates through our membership in investor networks including the Interfaith Center on Corporate Responsibility, Ceres Investor Network, U.S. Forum for Sustainable and Responsible Investment, Confluence Philanthropy, and the Shareholder Rights Network, as well as through collaboration with the Intentional Endowments Network, Principles for Responsible Investment, and the Council of Institutional Investors. As You Sow and Proxy Impact staff and management annually review the guidelines to assess if modifications are needed. The As You Vote advisory committee conducts a final review of the guidelines, debate the issues, and add insight to the process.

The current As You Sow guidelines are found here: https://static1.squarespace.com/static/59a706d4f5e2319b70240ef9/t/6254846397c6b3735c007923/1649706084158/AsYouVote_2022ProxyVotingGuidelines_20220411_fin.pdf
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As You Sow, in partnership with Proxy Impact has introduced a proxy voting service for institutional shareholders called AS YOU VOTE enabled through a rules-based engine on the Broadridge Proxy Edge Platform. The guidelines in this document describe the core of the rules-based proxy voting service that is executed through an As You Vote subscription.
At this time AS YOU VOTE is only available for institutional shareholders. We hope to expand to serve retail investors next year. To subscribe, please fill out the form at www.asyouvote.org and a Broadridge staff person will be in touch to assist you. Once you are a Broadridge customer, institutional investors can then subscribe to AS YOU VOTE to vote all of your shares at every company automatically. The system also allows total customization and reporting.
These guidelines are also intended to inform all investors on how to vote in an ESG-aligned way. They can be adapted and customized for use by foundations, endowments, asset managers, and retail investors. Please use them as a baseline for discussion with your investment committees, trustees, and financial advisors.
Remember, the board of every company reports to its shareholders. It is your right and responsibility to express your values through this mechanism – voting your proxies shapes your world.

Andrew Behar CEO
As You Sow

Michael Passoff CEO
Proxy Impact

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METHODOLOGY
In 2012, As You Sow and Proxy Impact conducted an in-depth review of proxy voting policies. We found few guidelines utilizing ESG principles, and almost none that were applied outside the scope of shareholder proposals. From the beginning, ESG principles have been the starting point for our vote guidelines, and for over a decade we have applied them to all key issues including board composition, board accountability, executive compensation, auditor independence, as well as environmental and social shareholder proposals.
We actively engage in ongoing shareholder public debates over proxy-related issues such as corporate governance best practices, appropriate executive compensation, shareholder rights, and the materiality of social and environmental risk. We work closely with the broad community of shareholder advocates through our membership in investor networks including the Interfaith Center on Corporate Responsibility, Ceres Investor Network, U.S. Forum for Sustainable and Responsible Investment, Confluence Philanthropy, and the Shareholder Rights Network, as well as through collaboration with the Intentional Endowments Network, Principles for Responsible Investment, and the Council of Institutional Investors.
As You Sow and Proxy Impact staff and management annually review the guidelines to assess if modifications are needed. The As You Vote advisory committee conducts a final review of the guidelines, debate the issues, and add insight to the process.
The Advisory Committee currently has five members: Andrew Behar, CEO, As You Sow
Danielle Fugere, President & Chief Counsel, As You Sow
Nell Minow, Vice Chair, ValueEdge Advisors; co-founder and former President, Institutional Shareholder Services (ISS)
Renee Morgan, Social Justice Director, Adasina Social Capital Michael Passoff, CEO, Proxy Impact

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INTRODUCTION
As You Sow, founded in 1992, is a non-profit shareholder advocacy organization that uses the power of the proxy to create positive, lasting changes in corporate behavior.
In 2021, we launched As You Vote, a proxy voting service designed for investors who want to align their proxy votes with environmental, social, and governance (ESG) principles. Our Proxy Voting Guidelines, developed in consultation with Proxy Impact, help shareholders vote their own proxies, provide guidance to their money managers, or can be set up to automatically vote following our guidelines.
The Proxy Voting Guidelines are divided into two categories: management resolutions and shareholder resolutions.
Management resolutions are proposed by companies and include votes on board of director elections, auditor ratification, executive compensation, and as-needed resolutions on related governance issues such as stock options, and capital structures.
Shareholder resolutions are made by shareholders to companies, and include both governance issues such as board diversity and proxy access, as well as resolutions on social and environmental issues, including climate change, corporate political spending, diversity, product safety, and human rights.
As You Sow’s in-depth research and reporting helps inform our guidelines. As You Sow, Proxy Impact and the Sustainable Investment Institute co-publish an annual Proxy Preview that provides in-depth analysis and expert insight on hundreds of social and environmental resolutions proposed every year. As You Sow also publishes an annual scorecard of The 100 Most Overpaid CEOs which offers new research on excessive executive compensation, as well as Racial Justice and DEI scorecards. Our ESG reports cover a variety of issues including net zero goals, plastics pollution, regenerative agriculture, and our Invest Your Values platform evaluates mutual funds and ETFs on seven ESG issues.

MANAGEMENT RESOLUTIONS

BOARD OF DIRECTORS
The board of directors hold the power to ultimately decide corporate policies. The board is charged, first and foremost, with making decisions that it believes are in the best interests of a company and its shareholders. In today’s business climate one of the best ways of safeguarding the financial health of the company is by ensuring that ESG issues are properly evaluated and incorporated into the company’s strategy. For example, climate change, and the need to rapidly transition to a low carbon economy poses a major challenge to companies. Boards are coming under increasing scrutiny for how effectively they oversee this transition.
Another challenge facing boards is how to navigate the growing debate over executive compensation. In the last 30 years, increases in executive pay have far outstripped stock performance and worker pay. The board is responsible for determining executive compensation that is fair to the CEO, employees, and shareholders.

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Guiding Principles
•The board must be independent in order to provide proper oversight of management.
•The board should install policies that ensure long-term shareholder value, ethical behavior, good governance, and a commitment to sustainability.
•The board and its committees should be held accountable for their actions and the actions of the CEO who reports to them.
•The board should reflect both gender and ethnic diversity.

Specific Votes
Vote guidelines for common governance proxy items

Accountability
We oppose the election of a director when:

Independence
◦The board is not majority independent;
◦The CEO serves as the board chair.
Poor attendance
◦Board members attend less than 75% of board meetings without a valid reason for their absence.

In those cases where we disagree with management’s vote recommendation, we may also vote against the corresponding committee members responsible for the action we are opposing
For example, we withhold votes for:

Nominating committee members
◦If they nominate the CEO to serve as board chair;
◦If they nominate a slate of candidates that lacks gender or racial diversity (note that NASDAQ 5605(f) Board Diversity Rule is available in proxy statements of NASDAQ companies but not yet actionable on the As You Vote platform);
◦If they nominate a board that is not majority independent.
Compensation committee members
◦If executive compensation exceeds 75% of its peer group;
◦If there is more than a 100:1 CEO to median worker pay ratio;
◦If the company CEO has been listed among The 100 Most Overpaid CEOs and have not changed practices.

Net Zero Goals
We withhold votes for:
◦Directors that have been identified by Majority Action as having failed to set adequate net-zero targets reducing greenhouse gas emissions in alignment with the Paris Agreement.

AUDITORS
The audit committee reviews financial statements and sets accounting standards that are designed to prevent or detect fraud, financial mismanagement, or large accounting errors. A string of high-profile accounting scandals led to an expansion of the role of the audit committee under the 2002 Sarbanes-Oxley Act.

Guiding Principles
•Ensure auditor independence.
•Eliminate the possibility of a conflict of interest.
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Specific Votes
We oppose the ratification of the auditor in cases where:
◦Non-audit consultant fees represent more than 25% of the total fees paid to the auditor during the previous fiscal year.

EXECUTIVE COMPENSATION
The current system of executive compensation is broken. In 2020, CEO pay had increased by 1,322% since 1978, far more than the 817% stock market growth, and exponentially more than the 18% growth of a typical worker over that same time. The ratio of CEO to typical worker compensation was 351:1 in 2020, up from 307:1 in 2019, 61:1 in 1989 and 21:1 in 1965. It is hard to see how executive pay that far outpaces stock performance benefits shareholder value. Furthermore, this pay disparity contributes to the destabilizing effects of income inequality and distorts incentives, leading to a short-term focus rather than an emphasis on sustainable growth. Shareholders are allowed a non-binding vote on executive compensation resolutions (commonly referred to as say-on-pay) and can also cast binding votes on approval of equity and incentive plans.

Guiding Principles
•Executive pay must be appropriately linked to company performance and should not be excessive.
•Shareholders are entitled to transparency regarding compensation decision-making.

Specific Votes
Advisory Vote on Executive Compensation (Say-on-Pay)
We vote against management remuneration proposals if:
Inﬂated pay
◦CEO pay is greater than the 75th percentile of peers.
Pay disparity
◦A CEO to median employee ratio higher than 100:1, without persuasive explanation for why such a ratio is necessary.

Equity Plans
We oppose resolutions that:
◦The total potential dilution from all company stock plans exceeds 10% of the current outstanding stock.

CAPITAL STRUCTURE
Capital structure refers to a company’s decision to finance itself through equity and debt. Resolution votes regarding new stock offerings are common. A company may recommend increasing shares for a variety of reasons, such as the need to raise new capital, allow for stock splits or dividend payments, or to fund compensation. These votes may need a case-by-case evaluation, although some general guidelines do apply.

Guiding Principles
•Shareholders must approve or ratify any changes in capitalization.
•Common stock should have equal voting rights.
•All stock must clearly specify voting, conversion, dividend distribution, and other rights.

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Specific Votes
We support resolutions that ask to:
◦Adopt a one-share, one-vote policy.
We oppose resolutions that request:
◦Dual classes of common stock that have different voting rights.

SHAREHOLDER RESOLUTIONS

SUSTAINABLE GOVERNANCE
Shareholder sponsored governance resolutions often mirror management’s resolutions (above) on board of director elections and executive compensation, but do so through a ESG frame which has proven to help companies better identify risks and opportunities in their business model. Resolutions aim to change the power dynamics between the board, CEO, and shareholders; ensure proper oversight of the company; or to install a greater commitment to sustainable business practices.

Guiding Principles
•Share ownership is not passive; shareholders have a right and a fiduciary responsibility to ensure that the company is being managed fairly and effectively.
•Companies that embrace financial, social, and environmental sustainability goals are better positioned for long-term success.
•Corporations need to be transparent when reporting on their environmental and social impacts.
•Corporations are accountable to their shareholders, employees, communities, and stakeholders.

Specific Votes
Board of Directors
We support resolutions that ask companies to:
Board diversity
◦Adopt a policy/report on plans to increase the number of women and minorities on the board;
◦Report board diversity and skills in a matrix format (consistent with new Nasdaq policy).

Board oversight and expertise
◦Adapt a policy/report on board oversight of climate change/human rights;
◦Establish board committees on sustainability/climate/human rights;
◦Nominate climate and human rights experts to the board.
CEO
◦Separate the board chair and CEO positions;
◦Develop a CEO succession policy.
Independence
◦Require that the chair of the board be an independent director;
◦Require that the board is comprised of a majority of independent directors.
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Proxy access
◦Provide shareholders with the ability to nominate board candidates.
Proxy vote
◦Review and report on ESG proxy voting policies.
Proxy voting policies
◦Report on proxy voting policy alignment with ESG policies.
Voting standards
◦Adopt a simple majority vote standard in the election of directors;
◦Declassify the board (all board members are reelected annually).

Executive Compensation
We support resolutions that ask companies to:
ESG pay links
◦Adopt a policy/report on linking executive compensation to ESG metrics;
◦Report on compensation links to risky practices;
◦Report on retirement benefits alignment with climate goals.
Pay disparity
◦Disclose and compare total executive compensation to employees’ median wage.
Recoupment (clawbacks)
◦Adopt a policy to recoup unearned executive bonuses or incentive pay when performance targets have not been met.
Retention
◦Require stock retention as a means to incentivize executives on long-term shareholder value.
Severance
◦Require a shareholder vote on golden parachutes or severance compensation.
Tax gross-ups
◦Adopt a policy against paying tax gross-ups to executives.

Shareholder Rights
We support resolutions that ask companies to:
Meetings and actions
◦Allow shareholders to call special meetings (10% threshold);
◦Allow shareholders to act by written consent.

Proxy access
◦Provide shareholders, holding 3% or more of stock for at least 3 years, with the ability to nominate board candidates.
Vote requirements
◦Adopt a simple majority vote (For vs. Against; abstentions would not be allowed to be voted by management);
◦Eliminate super-majority vote requirements;
◦Require an annual say-on-pay vote;
◦Eliminate dual class stock with unequal voting rights.
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ENVIRONMENTAL RESOLUTIONS
There are many critical issues raised by shareholder resolutions within the category of environment, including climate change, energy, toxic products, waste management, forestry, food safety, and industrial agriculture. Climate change has emerged as the key issue across multiple industries. Shareholders have increasingly demanded that corporations reduce greenhouse gas emissions and account for risks related to climate change.

Guiding Principles
•Companies must prepare a climate transition plan.
•Companies must act rapidly to reduce greenhouse gas emissions.
•Adopting recycling strategies and reducing waste, packaging, and chemical use will allow companies to cut costs and lower environmental and community impacts.

Specific Votes
The following are As You Vote recommendations for resolutions currently filed this year. See the Proxy Preview for more information on many of these resolutions.

Climate Change
We support resolutions that ask companies to:
Greenhouse gas (GHG) emissions / Paris climate goals
◦Adopt a policy/report on net-zero GHG reduction targets;
◦Adopt a policy/report on goals to reduce Scope 3 emissions;
◦Report on methane emissions/reduction targets;
◦Report on Paris-aligned GHG reduction targets;
◦Report on stranded carbon asset risk;
◦Report on use of carbon offsets.

Climate change finance and strategy
◦Adopt a policy/report on GHG emissions financing;
◦Limit/end fossil fuel financing/underwriting;
◦Issue audited climate transition plan;
◦Report risks associated with climate driven drought and mega-droughts;
◦Report on fossil fuel stranded asset risk due to climate-related factors such as climate-related regulations and climate change driven technology and demand shifts.
Climate-related lobbying
◦Adopt a policy/report on alignment of lobbying activities with climate goals.

Environmental Management
We support resolutions that ask companies to:
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Forests and water
◦Report on supply chain deforestation impacts;
◦Report on deforestation and financing;
◦Report on risks to company operations associated with climate change, such as financial risks, physical risks, and public health risks.
Waste and pollution
◦Reduce/report on chemical footprint risks;
◦Report on ‘right to repair’ policy;
◦Report on reducing packaging;
◦Report on reducing plastic pollution;
◦Review/report on mining waste.

Industrial Agriculture
We support resolutions that ask companies to:
Animal welfare
◦Adopt a policy/report on cage-free eggs;
◦Adopt a policy/report on gestation crate-free housing for pigs;
◦Report on/phase out antibiotic use in food animal supply chain;
◦Report on pesticide health risks from supply chain;
◦Report on animal welfare in supply chain.

SOCIAL RESOLUTIONS
Shareholders recognize that corporations are important agents of social change. The largest group of shareholder resolutions is questioning the appropriate political role of corporations in a democracy. Shareholders continue to be at the forefront of moving corporations to disclose their political contributions and lobbying activities.
A growing number of resolutions are focused on promoting diversity, racial justice and human rights. Shareholders are pushing for gender and racial pay equity, equal opportunity for promotion, and for more representation on corporate boards. Human rights concerns include workplace sexual harassment and discrimination, sex trafficking and child sexual exploitation online, forced labor throughout the supply chain, and pipeline construction and Indigenous Peoples rights. Investors are also questioning the impact on society and the economy as corporations continue to externalize financial risks.
The following are As You Vote recommendations for resolutions currently filed this year. See the Proxy Preview for more information on many of these resolutions.

Guiding Principles
•Corporations have a responsibility to respect human rights throughout their operations, create safe work environments, support fair wages, and not discriminate based on gender, race, or sexual orientation.
•Corporations should transparently report on their contributions to political activities to inform shareholders how capital is being allocated.

Specific Votes
Corporate Political Activity
We support resolutions that ask companies to:
Lobbying
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◦Report on direct and indirect lobbying included payments, memberships in tax-exempt organization that write legislation, and management decision-making process;
◦Report on contributions made to trade associations and other tax-exempt entities that are used for political purposes;
◦Adopt a policy of no lobbying, campaign spending, or other election-related expenditures.
Political contributions
◦Report on political spending including policies and procedures for contributing to political campaigns as well as the recipient, amount paid, and company decision maker;
◦Adopt a policy of no lobbying, campaign spending, or other election-related expenditures.
Corporate values and public policy inﬂuence
◦Provide a congruency analysis between corporate values and political and electioneering contributions (ex. climate change, healthcare, social justice, environmental risks).

Ethical Finance
We support resolutions that ask companies to:
Taxes
◦Report on tax compliance metrics.

Fair Pay
We support resolutions that ask companies to:
Beneﬁts
◦Adopt paid sick leave policy (expanded COVID-related benefits related);
◦Adopt a policy/report on paid family leave;
◦Report on employee stock ownership by job category.
CEO-worker pay
◦Consider CEO-worker pay disparity in CEO compensation;
◦Report on pay disparity between top senior executives and lower level employees’ median wage.
Gender and racial pay gap
◦Adopt a policy/report on policy to end gender/racial pay disparity;
◦Commission pay equity independent audit;
◦Report on gender and racial unadjusted median pay gaps.

Health
We support resolutions that ask companies to:
Childhood obesity
◦Report on fast food nutritional initiatives in the face of childhood obesity concerns.
Covid-19
◦Report on COVID drug pricing and subsidies;
◦Report on COVID vaccine technology transfer.
Drug pricing
◦Report on anti-competitive practices risk oversight.
Public health
◦Report on food sales, public health risks, economy impacts.
Reproductive health
◦Report on reproductive health rights risks.
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Tobacco
◦Adopt a policy to phase out all production of health-hazardous and addictive products;
◦Report on the sale of tobacco products and impacts on external public health.

Human Rights
We support resolutions that ask companies to:
Agricultural workers
◦Join the Fair Food Program to ensure humane wages and safe conditions for agricultural workers.
Conﬂict zones and high-risk countries
◦Report on criteria for investment, continued operations, and withdrawal from countries with a high risk of genocide or human rights violations.
Environmental justice
◦Report on environmental and health impacts from company operations on communities of color and low- income communities.
Human rights policy/risks assessment
◦Report on human rights due diligence process to assess, identify, prevent, and mitigate actual and potential adverse human rights impacts;
◦Report on human/labor rights risks in the supply chain.
Human traﬃcking
◦Adopt policy/report on human trafficking/ forced labor/ sexual exploitation of minors/ recruitment fees;
◦Assess the risk of child sexual exploitation across company platforms and businesses.
Indigenous peoples
◦Report on effectiveness of policies on Indigenous Peoples rights;
◦Report on financing of pipelines on Indigenous Peoples lands.
Prisons
◦Adopt policy/report on prison labor in the supply chain.

Racial justice
◦Commission racial equity independent audit;
◦Report on plans to promote racial justice;
◦Report on civil rights policy and impact.
Supply chains
◦Report on the human rights risks of company products, operations, and supply chain;
◦Extend human rights policies to franchisees, licensees, and agents that market, distribute, or sell its products.
Surveillance
◦Report on sales of facial recognition/surveillance technology.
Training
◦Conduct training of employees on its human rights policy and/or the recognition and prevention of forced labor, slavery, or human trafficking.
Water access
◦Adopt a policy on the human right to water.

Media
We support resolutions that ask companies to:
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Censorship / Free speech
◦Report on governmental censorship request compliance;
◦Report on algorithm system impact on user speech.
Child safety
◦Report on impacts of end-to-end encryption on child sexual exploitation online;
◦Conduct child risk assessment.
Internet privacy and cyber-security
◦Report on privacy, data security, and civil rights risks related to use of big data.
Social media content
◦Report on problematic content management including election interference;
◦Report steps to identify and address ‘fake news’ and related hate speech that may be enabled by company operations.
Weapons
◦Report on gun sales/nuclear weapons financing.

Sustainability
We support resolutions that ask companies to:
Societal impacts
◦Adopt practices to curtail corporate activities that externalize social and environmental costs that are likely to decrease returns of diversified portfolios;
◦Report on business practices that place financial return over healthy social and environmental systems and risk returns of diversified investors.
Sustainability reporting
◦Publish an annual sustainability report on short and long-term ESG issues, or key sustainability metrics such as GHG emissions and reduction goals.

Workplace Conditions
We support resolutions that ask companies to:
Discrimination and harassment
◦Report on the use of concealment clauses, mandatory binding arbitration, and non-disclosure agreements with employees;
◦Adopt a policy for recession of concealment clauses, mandatory binding arbitration,and non-disclosyre agreements with employees.
Diversity
◦Disclose equal employment opportunity (EEO-1) data regarding diversity in the workforce;
◦Report on the effectiveness of diversity, equity and inclusion programs;
◦Set goals to increase gender and racial diversity in managerial and senior levels of the company;
◦Commission gender and racial diversity independent audit.
Human capital management
◦Report on material human capital risks and opportunities;
◦Report on worker misclassification risks in supply chain.
Sexual orientation discrimination
◦Adopt a nondiscrimination policy for gender identity and sexual orientation;
◦Commission LGBTQIA independent audit.
Workplace safety
◦Commission worker health and safety audit;
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◦Report on accidents with replacement workers.

ANTI-ESG RESOLUTIONS
The following resolutions are filed by organizations or individuals who oppose ESG policies and practices. For example, anti-ESG resolutions raise doubts about the validity of climate change and the need to prepare for it, and that diversity efforts are themselves racist against white people. These resolutions often mimic the resolved clause of ESG resolutions, but actually have a completely different intent.

Specific Votes
We oppose resolutions that ask companies to:
Climate change denial
◦Disclose risks posed by government policies relating to climate change and/or renewable energy.
Contributions and public policy
◦Report on public policy/charitable giving. (anti-DEI efforts)
Diversity
◦Report on risks of racial justice audits. (anti-DEI efforts).

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NOTES ON RULES BASED GUIDELINES
Proxy Based Rules
Rules-based automated voting follows the simple premise that we can set standard recommendations in response to standard proxy items. Rules apply to information reported on a company’s proxy. For example, As You Vote recommends a vote against the CEO if they also serve as board chair. That information is easily identifiable in the proxy and a rule can be set for it. But some exceptions apply.

Case-By-Case Recommendations
Proxy items on issues such as mergers, acquisitions and contested elections (where the proxy contains ballots both from management and dissident shareholders) are beyond the scope of standardized rules. Consequently, recommendations will be listed as case-by-case and left to the subscriber to vote. Similarly, there are rare occurrences of items (generally on international proxies) that are written in a way that are not identifiable under our rules. These too would be listed as case-by-case votes.

Rule Development and Special Rules
As You Vote is working closely with Broadridge to utilize more proxy information and develop additional rules. We also incorporate selected outside research that enhances our ESG vote guidelines. For example, we apply an additional level of scrutiny on director votes for about two dozen companies that are major contributors to climate change. These companies, as identified by Majority Action, encompass industry leaders from the electrical utility, oil and gas, bank and insurance, and forestry sectors.

LEGAL DISCLAIMER
The information provided in these Guidelines is provided “AS IS” without warranty of any kind. As You Sow and Proxy Impact make no representations and provides no warranties regarding any information or opinions provided herein, including, but not limited to, the advisability of investing in any particular company or investment fund or other vehicle. While we have obtained information believed to be objectively reliable, neither As You Sow, Proxy Impact nor any of its employees, officers, directors, trustees, or agents, shall be responsible or liable, directly or indirectly, for any damage or loss caused or alleged to be caused by or in connection with use of or reliance on any information contained herein, including, but not limited to, lost profits or punitive or consequential damages. Past performance is not indicative of future returns.
As You Sow and Proxy Impact do not provide investment, financial planning, legal, or tax advice. We are neither licensed nor qualified to provide any such advice. The content of our programming, publications, and presentations is provided free of charge to the public for informational and educational purposes only, and is neither appropriate nor intended to be used for the purposes of making any decisions on investing, purchases, sales, trades, or any other investment transactions.
Our events, websites, and promotional materials may contain external links to other resources, and may contain comments or statements by individuals who do not represent As You Sow or Proxy Impact. As You Sow and Proxy Impact have no control over, and assumes no responsibility for, the content, privacy policies, or practices of any third party websites or services that you may access as a result of our programming. As You Sow and Proxy Impact shall not be responsible or liable, directly or indirectly, for any damage or loss caused or alleged to be caused by or in connection with use of or reliance on any such content, goods, or services available on or through any such websites, reports, or services.
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AS YOU SOW
30 YEARS 1992 – 2022

2020 Milvia St., Suite 500 · Berkeley, CA 94704 · 510.735.8158
www.asyousow.org

© 2022 *As You Sow*

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MANAGER DIRECTED PORTFOLIOS
PART C

SPHERE 500 CLIMATE FUND

OTHER INFORMATION

Item 28.    Exhibits.

(a)			Declaration of Trust.
	(1)	(i)	Certificate of Trust is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A as filed on May 1, 2006.
(ii)
Certificate of Amendment to Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 and is incorporated by reference.

(2)
Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 120 to the Trust’s Registration Statement on Form N-1A, as filed with the SEC on April 1, 2022.

(b)
Amended and Restated By-laws are incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N‑1A, as filed with the SEC on July 7, 2017.

(c)			Instruments Defining Rights of Security Holders are incorporated herein by reference to the Amended and Restated Declaration of Trust and the Amended and Restated By-laws.
(d)
Investment Advisory Agreement between the Trust and Reflection Asset Management, LLC was previously filed with Registrant's Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A with the SEC on October 4, 2021 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

(e)
Underwriting Agreement was previously filed with Registrant's Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A with the SEC on October 4, 2021 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

(f)			Not applicable.
(g)	(1)
Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

(2)
Amendment to the Custody Agreement was previously filed with Registrant's Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A with the SEC on October 4, 2021 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

(h)			Other Material Contracts.
	(1)	(i)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

(ii)
Amendment to Fund Administration Servicing Agreement was previously filed with Registrant's Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A with the SEC on October 4, 2021 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

	(2)	(i)
Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

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(ii)
Amendment to Transfer Agent Servicing Agreement was previously filed with Registrant's Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A with the SEC on October 4, 2021 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

	(3)	(i)
Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(ii)
Amendment to Fund Accounting Servicing Agreement was previously filed with Registrant's Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A with the SEC on October 4, 2021 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

	(4)		Power of Attorney was previously filed with Registrant’s Registration Statement on Form N-14 with the SEC on April 8, 2022 and is incorporated by reference.
(5)
Compliance Services Agreement was previously filed with Registrant's Post-Effective Amendment No. 130 to its Registration Statement on Form N-1A with the SEC on January 25, 2023 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

(i)	(1)
Opinion and Consent of Counsel was previously filed with Registrant's Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A with the SEC on October 4, 2021 and is incorporated by reference.

	(2)		Consent of Counsel – Filed Herewith.
(j)			Consent of Independent Registered Public Accounting Firm – Filed Herewith.
(k)			Not Applicable.
(l)			Share Purchase Agreement is incorporated herein by reference to Exhibit (l) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.
(m)
Shareholder Servicing Plan was previously filed with Registrant's Post-Effective Amendment No. 129 to its Registration Statement on Form N-1A with the SEC on November 14, 2022 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(n)			Multiple Class Plan Pursuant to Rule 18f-3 – Not applicable.
(o)			Reserved.
(p)	(1)
Code of Ethics for the Registrant was previously filed with Registrant's Post-Effective Amendment No. 130 to its Registration Statement on Form N-1A with the SEC on January 25, 2023 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

(2)
Code of Ethics for the Advisor was previously filed with Registrant's Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A with the SEC on October 4, 2021 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

(3)
Code of Ethics for Principal Underwriter was previously filed with Registrant's Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A with the SEC on October 4, 2021 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

Item 29.    Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

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Item 30.    Indemnification

Article 9 of the Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) provides for indemnification of the trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 120 to the Registrant's Registration Statement on Form N-1A as filed on April 1, 2022.

The Trust’s trustees and officers are insured under a policy of insurance maintained by the Trust against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are a party by reason of having been such trustees or officers.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.    Business and Other Connections of Investment Adviser

Reflection Asset Management, LLC (the “Advisor”) serves as the investment adviser to the Sphere 500 Climate Fund (the “Fund”). The principal business address of the Advisor is 1000 Palm Boulevard, Isle of Palms, South Carolina 29451.

With respect to the Advisor, the response to this Item is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”) and dated March 23, 2022.  The Form ADV for the Advisor may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a)Vigilant Distributors, LLC serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.Free Market Fixed Income Fund, Series of The RBB Fund, Inc.
2.Free Market International Equity Fund, Series of The RBB Fund, Inc.
3.Free Market US Equity Fund, Series of The RBB Fund, Inc.
4.Matson Money Fixed Income VI Portfolio, Series of The RBB Fund, Inc.
5.Matson Money International Equity VI Portfolio, Series of The RBB Fund, Inc.
6.Matson Money US Equity VI Portfolio, Series of The RBB Fund, Inc.
7.YCG Funds
8.Pemberwick Fund, Series of Manager Directed Portfolios
9.Sphere 500 Climate Fund, Series of Manager Directed Portfolios
10.ERShares Entrepreneurs ETF, series of EntrepreneuerShares Series Trust
11.ERShares NextGen Entrepreneurs ETF, series of EntrepreneuerShares Series Trust
12.ERShares US Large Cap Fund, series of EntrepreneuerShares Series Trust
13.ERShares Global Fund, series of EntrepreneuerShares Series Trust
14.ERShares US Small Cap Fund, series of EntrepreneuerShares Series Trust
15.Hardman Johnston International Growth Fund, Series of Manager Directed Portfolios

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(b)The following are the Officers of Vigilant Distributors, LLC, one of the Registrant’s underwriters. Vigilant Distributors, LLC’s main business address is Gateway Corporate Center, Suite 216, 223 Wilmington West Chester Pike, Chadds Ford, PA 19317.

Name	Address	Position with Underwriter	Position with Registrant
Patrick Chism	Gateway Corporate Center, Suite 216, 223 Wilmington West Chester Pike, Chadds Ford, PA 19317	Chief Executive Officer and Chief Compliance Officer	None
Gerald Scarpati	Gateway Corporate Center, Suite 216, 223 Wilmington West Chester Pike, Chadds Ford, PA 19317	Chief Financial Officer and Principal Financial Officer	None

(c)Not applicable

Item 33.    Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:

Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Advisor	Reflection Asset Management LLC 1000 Palm Boulevard Isle of Palms, South Carolina 29451
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant's Distributor	Vigilant Distributors, LLC Gateway Corporate Center, Ste 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317

Item 34.    Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.    Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 131 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 131 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on January 27, 2023.

MANAGER DIRECTED PORTFOLIOS

By: /s/ Scott M. Ostrowski
Scott M. Ostrowski
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 131 to its Registration Statement has been signed below on January 27, 2023 by the following persons in the capacities indicated.

Signature	Title
James R. Schoenike* James R. Schoenike	Trustee
Gaylord B. Lyman* Gaylord B. Lyman	Trustee
Scott Craven Jones* Scott Craven Jones	Trustee
Lawrence T. Greenberg* Lawrence T. Greenberg	Trustee
/s/ Scott M. Ostrowski Scott M. Ostrowski	President (Principal Executive Officer)
/s/ Ryan S. Frank Ryan S. Frank	Treasurer (Principal Financial Officer)
* By: /s/ Scott M. Ostrowski
   Scott M. Ostrowski
   * Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Registration Statement on Form N-14 with the SEC on April 8, 2022 and is incorporated by reference.

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EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Counsel	EX.99(i)(2)
Consent of Independent Registered Public Accounting Firm	EX.99(j)